UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-23018

Investment Company Act file number:

Stone Ridge Trust III

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Trust III

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2016 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS (a) - 1.0%
Capital Goods - 0.0%
3M Co.	100	$15,100

Consumer Durables & Apparel - 0.0%
NIKE, Inc.	400	24,804

Diversified Financials - 0.0%
Capital One Financial Corp.	3,500	229,670

Energy - 0.2%
Cameron International Corp. (b)	8,400	551,544
Exxon Mobil Corp.	7,000	544,950
Occidental Petroleum Corp.	100	6,883
Schlumberger Ltd. (c)	10,400	751,608

		1,854,985

Retailing - 0.1%
Amazon.com, Inc. (b)	1,000	587,000

Semiconductors & Semiconductor Equipment - 0.1%
First Solar, Inc. (b)	4,200	288,372

Software & Services - 0.6%
Facebook, Inc. (b)	42,400	4,757,704

TOTAL COMMON STOCKS (Cost $7,695,605)		7,757,635

	NUMBER OF CONTRACTS	FAIR VALUE
PURCHASED OPTIONS - 1.8%
Call Options - 0.6%
CBOE Nasdaq 100 Index, Expires: 03/18/16, Strike Price: $4325.00	225	2,344,500
CBOE S&P 500 Index, Expires: 03/18/16, Strike Price: $1950.00	350	1,393,000
CBOE Volatility Index, Expires: 02/03/16, Strike Price: $22.00	24	1,200
CBOE Volatility Index, Expires: 02/17/16, Strike Price: $23.00	990	133,650
CBOE Volatility Index, Expires: 02/17/16, Strike Price: $24.00	232	25,520
CBOE Volatility Index, Expires: 02/17/16, Strike Price: $26.00	217	17,360
Russell 2000 Index, Expires: 03/18/16, Strike Price: $1070.00	500	797,500

		4,712,730

Put Options - 1.2%
CBOE Nasdaq 100 Index, Expires: 03/18/16, Strike Price: $4200.00	35	393,050
CBOE Nasdaq 100 Index, Expires: 03/18/16, Strike Price: $4215.00	28	378,000
CBOE Nasdaq 100 Index, Expires: 03/18/16, Strike Price: $4225.00	84	1,020,180
CBOE Nasdaq 100 Index, Expires: 03/18/16, Strike Price: $4245.00	45	581,625
CBOE Nasdaq 100 Index, Expires: 03/18/16, Strike Price: $4275.00	45	635,850
CBOE Nasdaq 100 Index, Expires: 03/18/16, Strike Price: $4330.00	30	499,950
CBOE S&P 500 Index, Expires: 03/18/16, Strike Price: $1985.00	51	408,765
CBOE S&P 500 Index, Expires: 03/18/16, Strike Price: $1990.00	81	673,920
CBOE S&P 500 Index, Expires: 03/18/16, Strike Price: $2005.00	97	901,130
CBOE S&P 500 Index, Expires: 03/18/16, Strike Price: $2010.00	130	1,253,200
Russell 2000 Index, Expires: 03/18/16, Strike Price: $1010.00	42	106,890
Russell 2000 Index, Expires: 03/18/16, Strike Price: $1020.00	132	377,256
Russell 2000 Index, Expires: 03/18/16, Strike Price: $1040.00	56	208,040
Russell 2000 Index, Expires: 03/18/16, Strike Price: $1055.00	224	994,560
Russell 2000 Index, Expires: 03/18/16, Strike Price: $1095.00	50	351,750
Russell 2000 Index, Expires: 03/18/16, Strike Price: $1100.00	62	460,040

		9,244,206

TOTAL PURCHASED OPTIONS (Cost $17,471,700)		13,956,936

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 70.7%
Money Market Funds - 12.4%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.18% (d)	12,600,891	12,600,891
First American Government Obligations Fund - Class Z - 0.12% (d)	27,724,802	27,724,802
First American Treasury Obligations Fund - Class Z - 0.14% (d)	27,724,803	27,724,803
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.18% (d)	27,724,802	27,724,802

		95,775,298

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 58.3%
(0.005%), 02/04/2016 (e)(f)	$40,000,000	40,000,017
0.026%, 02/11/2016 (e)(f)	52,000,000	51,999,633
0.173%, 02/18/2016 (e)(f)	40,000,000	39,996,789
0.144%, 02/25/2016 (e)(f)	40,000,000	39,996,067
0.167%, 03/03/2016 (e)(f)	40,000,000	39,994,317
0.141%, 03/17/2016 (e)(f)	40,000,000	39,993,000
0.226%, 03/24/2016 (e)(f)	2,000,000	1,999,350
0.201%, 03/31/2016 (e)(f)	60,000,000	59,971,559
0.237%, 04/07/2016 (e)(f)	60,000,000	59,970,900
0.193%, 04/28/2016 (e)(f)	38,000,000	37,971,614
0.254%, 05/05/2016 (e)(f)	40,000,000	39,967,120

		451,860,366

TOTAL SHORT-TERM INVESTMENTS (Cost $547,665,132)		547,635,664

TOTAL INVESTMENTS (Cost $572,832,437) - 73.5%		569,350,235

OTHER ASSETS IN EXCESS OF LIABILITIES - 26.5%		204,821,849

TOTAL NET ASSETS - 100.0%		$774,172,084

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are held as collateral for call options written.

(b)	Non-income producing security.
(c)	Foreign issued security. Total foreign securities are $751,608 which represents 0.1% of net assets.
(d)	Rate shown is the 7-day effective yield.
(e)	All or a portion of this security is held as collateral for put options written.
(f)	Rate shown is effective yield based on purchase price. The calculation assumes the security is held to maturity.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
CALL OPTIONS
3M Co., Expires 02/05/2016, Strike Price $147.00	1	$ 428
3M Co., Expires 02/05/2016, Strike Price $148.00	14	4,900
3M Co., Expires 02/12/2016, Strike Price $155.00	2	117
AbbVie, Inc., Expires 02/05/2016, Strike Price $60.00	15	75
AbbVie, Inc., Expires 02/05/2016, Strike Price $60.50	15	75
AbbVie, Inc., Expires 02/05/2016, Strike Price $62.00	15	75
AbbVie, Inc., Expires 02/05/2016, Strike Price $62.50	15	75
AbbVie, Inc., Expires 02/05/2016, Strike Price $63.50	15	75
AbbVie, Inc., Expires 02/05/2016, Strike Price $65.00	30	225
AbbVie, Inc., Expires 02/05/2016, Strike Price $66.00	30	150
AbbVie, Inc., Expires 02/12/2016, Strike Price $55.50	16	1,760
AbbVie, Inc., Expires 02/12/2016, Strike Price $62.00	15	112
AbbVie, Inc., Expires 02/19/2016, Strike Price $55.50	16	2,160
AbbVie, Inc., Expires 02/19/2016, Strike Price $56.00	16	1,840
AbbVie, Inc., Expires 02/19/2016, Strike Price $57.00	32	2,560
AbbVie, Inc., Expires 02/19/2016, Strike Price $58.50	16	720
AbbVie, Inc., Expires 02/19/2016, Strike Price $60.50	80	1,600
AbbVie, Inc., Expires 02/19/2016, Strike Price $61.00	15	225
AbbVie, Inc., Expires 02/19/2016, Strike Price $61.50	23	287
AbbVie, Inc., Expires 02/19/2016, Strike Price $62.50	23	172
AbbVie, Inc., Expires 02/19/2016, Strike Price $63.00	40	200
AbbVie, Inc., Expires 02/19/2016, Strike Price $63.50	30	150
AbbVie, Inc., Expires 02/19/2016, Strike Price $65.50	15	75
AbbVie, Inc., Expires 02/19/2016, Strike Price $67.00	15	75
AbbVie, Inc., Expires 02/19/2016, Strike Price $68.00	300	1,500
AbbVie, Inc., Expires 02/26/2016, Strike Price $55.50	16	2,352
AbbVie, Inc., Expires 02/26/2016, Strike Price $58.00	16	912
AbbVie, Inc., Expires 02/26/2016, Strike Price $59.50	16	560
Accenture PLC, Expires 02/05/2016, Strike Price $103.00	30	8,550
Accenture PLC, Expires 02/05/2016, Strike Price $104.00	14	3,080
Accenture PLC, Expires 02/05/2016, Strike Price $105.00	8	1,200
Accenture PLC, Expires 02/05/2016, Strike Price $107.00	9	472
Accenture PLC, Expires 02/05/2016, Strike Price $108.00	18	495
Accenture PLC, Expires 02/12/2016, Strike Price $104.00	9	2,385
Accenture PLC, Expires 02/12/2016, Strike Price $105.00	1	200
Accenture PLC, Expires 02/12/2016, Strike Price $106.00	18	2,610
Accenture PLC, Expires 02/12/2016, Strike Price $107.00	9	922
Accenture PLC, Expires 02/12/2016, Strike Price $108.00	18	1,170
Accenture PLC, Expires 02/12/2016, Strike Price $109.00	18	765
Accenture PLC, Expires 02/19/2016, Strike Price $104.00	9	2,700
Accenture PLC, Expires 02/19/2016, Strike Price $105.00	9	2,137
Accenture PLC, Expires 02/19/2016, Strike Price $106.00	18	3,240
Accenture PLC, Expires 02/19/2016, Strike Price $107.00	27	3,577
Accenture PLC, Expires 02/19/2016, Strike Price $109.00	9	562
Accenture PLC, Expires 02/19/2016, Strike Price $110.00	18	765
Adobe Systems, Inc., Expires 02/19/2016, Strike Price $92.50	20	1,560
Adobe Systems, Inc., Expires 02/19/2016, Strike Price $95.00	160	5,280
Adobe Systems, Inc., Expires 02/19/2016, Strike Price $97.50	24	240
Advance Auto Parts, Inc., Expires 02/19/2016, Strike Price $150.00	36	26,640
Advance Auto Parts, Inc., Expires 02/19/2016, Strike Price $155.00	6	3,060
Advance Auto Parts, Inc., Expires 02/19/2016, Strike Price $160.00	12	4,050
Aetna, Inc., Expires 02/05/2016, Strike Price $106.00	9	603
Aetna, Inc., Expires 02/05/2016, Strike Price $108.00	9	297
Aetna, Inc., Expires 02/05/2016, Strike Price $110.00	17	306
Aetna, Inc., Expires 02/05/2016, Strike Price $111.00	8	96
Aetna, Inc., Expires 02/05/2016, Strike Price $112.00	8	72
Aetna, Inc., Expires 02/12/2016, Strike Price $103.00	9	1,692

Aetna, Inc., Expires 02/12/2016, Strike Price $104.00	2	304
Aetna, Inc., Expires 02/12/2016, Strike Price $105.00	9	1,080
Aetna, Inc., Expires 02/12/2016, Strike Price $106.00	9	972
Aetna, Inc., Expires 02/12/2016, Strike Price $109.00	9	414
Aetna, Inc., Expires 02/12/2016, Strike Price $111.00	11	352
Aetna, Inc., Expires 02/12/2016, Strike Price $112.00	8	168
Aetna, Inc., Expires 02/12/2016, Strike Price $113.00	8	124
Aetna, Inc., Expires 02/12/2016, Strike Price $115.00	50	700
Aetna, Inc., Expires 02/19/2016, Strike Price $104.00	1	198
Aetna, Inc., Expires 02/19/2016, Strike Price $109.00	9	612
Aetna, Inc., Expires 02/19/2016, Strike Price $111.00	9	387
Aetna, Inc., Expires 02/19/2016, Strike Price $112.00	16	640
Aetna, Inc., Expires 02/19/2016, Strike Price $113.00	8	252
Aetna, Inc., Expires 02/19/2016, Strike Price $114.00	25	612
Aetna, Inc., Expires 02/19/2016, Strike Price $116.00	10	155
Aetna, Inc., Expires 02/19/2016, Strike Price $120.00	4	28
Aetna, Inc., Expires 02/19/2016, Strike Price $126.00	8	68
Aetna, Inc., Expires 02/26/2016, Strike Price $104.00	18	4,140
Aetna, Inc., Expires 02/26/2016, Strike Price $106.00	27	4,374
Aetna, Inc., Expires 02/26/2016, Strike Price $107.00	27	3,753
Aetna, Inc., Expires 02/26/2016, Strike Price $110.00	9	693
Aetna, Inc., Expires 02/26/2016, Strike Price $115.00	9	216
Aetna, Inc., Expires 02/26/2016, Strike Price $117.00	1	17
Affiliated Managers Group, Inc., Expires 02/19/2016, Strike Price $135.00	38	17,480
Air Products & Chemicals, Inc., Expires 02/19/2016, Strike Price $125.00	40	14,600
Air Products & Chemicals, Inc., Expires 02/19/2016, Strike Price $130.00	62	7,440
Allergan PLC, Expires 02/05/2016, Strike Price $307.50	3	262
Allergan PLC, Expires 02/05/2016, Strike Price $310.00	12	1,620
Allergan PLC, Expires 02/05/2016, Strike Price $315.00	6	15
Allergan PLC, Expires 02/05/2016, Strike Price $330.00	6	675
Allergan PLC, Expires 02/12/2016, Strike Price $307.50	15	3,375
Allergan PLC, Expires 02/12/2016, Strike Price $310.00	16	360
Allergan PLC, Expires 02/12/2016, Strike Price $312.50	3	352
Allergan PLC, Expires 02/12/2016, Strike Price $315.00	3	720
Allergan PLC, Expires 02/12/2016, Strike Price $330.00	9	1,012
Allergan PLC, Expires 02/12/2016, Strike Price $337.50	12	2,880
Allergan PLC, Expires 02/12/2016, Strike Price $340.00	6	660
Allergan PLC, Expires 02/19/2016, Strike Price $310.00	30	1,425
Allergan PLC, Expires 02/19/2016, Strike Price $312.50	1	227
Allergan PLC, Expires 02/19/2016, Strike Price $315.00	3	67
Allergan PLC, Expires 02/19/2016, Strike Price $317.50	3	292
Allergan PLC, Expires 02/19/2016, Strike Price $320.00	18	270
Allergan PLC, Expires 02/19/2016, Strike Price $322.50	3	690
Allergan PLC, Expires 02/19/2016, Strike Price $325.00	9	67
Allergan PLC, Expires 02/19/2016, Strike Price $327.50	21	105
Allergan PLC, Expires 02/19/2016, Strike Price $330.00	21	367
Allergan PLC, Expires 02/19/2016, Strike Price $332.50	3	330
Allergan PLC, Expires 02/19/2016, Strike Price $335.00	9	22
Allergan PLC, Expires 02/19/2016, Strike Price $337.50	6	645
Alliance Data Systems Corp., Expires 02/19/2016, Strike Price $220.00	15	3,375
Alliance Data Systems Corp., Expires 02/19/2016, Strike Price $260.00	8	80
Alliance Data Systems Corp., Expires 02/19/2016, Strike Price $280.00	9	180
Alliance Data Systems Corp., Expires 02/19/2016, Strike Price $290.00	14	350
Allstate Corp., Expires 02/19/2016, Strike Price $62.50	15	960
Allstate Corp., Expires 02/19/2016, Strike Price $65.00	90	1,440
Alphabet, Inc., Expires 02/05/2016, Strike Price $747.50	2	4,400
Alphabet, Inc., Expires 02/05/2016, Strike Price $780.00	2	1,950
Alphabet, Inc., Expires 02/05/2016, Strike Price $785.00	2	1,750
Alphabet, Inc., Expires 02/05/2016, Strike Price $795.00	2	1,100
Alphabet, Inc., Expires 02/05/2016, Strike Price $800.00	4	2,080
Alphabet, Inc., Expires 02/05/2016, Strike Price $802.50	2	1,000
Alphabet, Inc., Expires 02/05/2016, Strike Price $807.50	2	860
Alphabet, Inc., Expires 02/05/2016, Strike Price $810.00	2	752

Alphabet, Inc., Expires 02/05/2016, Strike Price $817.50	2	602
Alphabet, Inc., Expires 02/05/2016, Strike Price $845.00	6	720
Alphabet, Inc., Expires 02/19/2016, Strike Price $772.50	4	6,120
Alphabet, Inc., Expires 02/19/2016, Strike Price $777.50	4	4,760
Alphabet, Inc., Expires 02/19/2016, Strike Price $780.00	2	2,580
Alphabet, Inc., Expires 02/19/2016, Strike Price $782.50	6	7,170
Alphabet, Inc., Expires 02/19/2016, Strike Price $785.00	2	2,250
Alphabet, Inc., Expires 02/19/2016, Strike Price $792.50	4	3,720
Alphabet, Inc., Expires 02/19/2016, Strike Price $800.00	2	1,506
Alphabet, Inc., Expires 02/19/2016, Strike Price $807.50	2	1,200
Alphabet, Inc., Expires 02/19/2016, Strike Price $810.00	4	1,780
Alphabet, Inc., Expires 02/19/2016, Strike Price $812.50	4	1,920
Alphabet, Inc., Expires 02/19/2016, Strike Price $815.00	4	1,800
Alphabet, Inc., Expires 02/19/2016, Strike Price $817.50	2	1,060
Alphabet, Inc., Expires 02/19/2016, Strike Price $822.50	8	3,200
Alphabet, Inc., Expires 02/19/2016, Strike Price $825.00	6	2,220
Alphabet, Inc., Expires 02/19/2016, Strike Price $827.50	2	600
Alphabet, Inc., Expires 02/19/2016, Strike Price $830.00	10	3,000
Alphabet, Inc., Expires 02/19/2016, Strike Price $832.50	12	4,068
Alphabet, Inc., Expires 02/19/2016, Strike Price $837.50	2	505
Alphabet, Inc., Expires 02/19/2016, Strike Price $840.00	5	1,163
Alphabet, Inc., Expires 02/19/2016, Strike Price $842.50	2	430
Alphabet, Inc., Expires 02/19/2016, Strike Price $845.00	8	1,600
Alphabet, Inc., Expires 02/19/2016, Strike Price $850.00	4	520
Alphabet, Inc., Expires 02/19/2016, Strike Price $860.00	4	400
Alphabet, Inc., Expires 02/19/2016, Strike Price $865.00	6	540
Alphabet, Inc., Expires 02/19/2016, Strike Price $870.00	2	160
Alphabet, Inc., Expires 02/26/2016, Strike Price $815.00	4	2,640
Altria Group, Inc., Expires 02/05/2016, Strike Price $59.50	15	2,535
Altria Group, Inc., Expires 02/05/2016, Strike Price $60.50	17	1,624
Altria Group, Inc., Expires 02/12/2016, Strike Price $59.50	70	13,650
Altria Group, Inc., Expires 02/12/2016, Strike Price $60.00	42	6,489
Altria Group, Inc., Expires 02/12/2016, Strike Price $60.50	57	6,812
Altria Group, Inc., Expires 02/12/2016, Strike Price $61.00	15	1,335
Altria Group, Inc., Expires 02/12/2016, Strike Price $61.50	15	968
Amazon.com, Inc., Expires 02/05/2016, Strike Price $602.50	2	680
Amazon.com, Inc., Expires 02/05/2016, Strike Price $605.00	6	1,620
Amazon.com, Inc., Expires 02/05/2016, Strike Price $607.50	2	510
Amazon.com, Inc., Expires 02/05/2016, Strike Price $610.00	2	384
Amazon.com, Inc., Expires 02/05/2016, Strike Price $622.50	2	160
Amazon.com, Inc., Expires 02/05/2016, Strike Price $632.50	2	80
Amazon.com, Inc., Expires 02/05/2016, Strike Price $637.50	6	180
Amazon.com, Inc., Expires 02/05/2016, Strike Price $640.00	4	40
Amazon.com, Inc., Expires 02/12/2016, Strike Price $610.00	2	910
Amazon.com, Inc., Expires 02/12/2016, Strike Price $620.00	4	1,060
Amazon.com, Inc., Expires 02/12/2016, Strike Price $685.00	4	64
Amazon.com, Inc., Expires 02/19/2016, Strike Price $602.50	4	4,080
Amazon.com, Inc., Expires 02/19/2016, Strike Price $605.00	2	1,622
Amazon.com, Inc., Expires 02/19/2016, Strike Price $610.00	12	8,400
Amazon.com, Inc., Expires 02/19/2016, Strike Price $612.50	14	8,855
Amazon.com, Inc., Expires 02/19/2016, Strike Price $615.00	8	4,440
Amazon.com, Inc., Expires 02/19/2016, Strike Price $617.50	2	1,068
Amazon.com, Inc., Expires 02/19/2016, Strike Price $620.00	6	2,610
Amazon.com, Inc., Expires 02/19/2016, Strike Price $622.50	8	3,100
Amazon.com, Inc., Expires 02/19/2016, Strike Price $625.00	2	676
Amazon.com, Inc., Expires 02/19/2016, Strike Price $627.50	8	2,452
Amazon.com, Inc., Expires 02/19/2016, Strike Price $630.00	14	3,808
Amazon.com, Inc., Expires 02/19/2016, Strike Price $632.50	4	978
Amazon.com, Inc., Expires 02/19/2016, Strike Price $635.00	2	428
Amazon.com, Inc., Expires 02/19/2016, Strike Price $637.50	2	386
Amazon.com, Inc., Expires 02/19/2016, Strike Price $640.00	2	330
Amazon.com, Inc., Expires 02/19/2016, Strike Price $642.50	5	742
Amazon.com, Inc., Expires 02/19/2016, Strike Price $645.00	9	1,179

Amazon.com, Inc., Expires 02/19/2016, Strike Price $647.50	6	705
Amazon.com, Inc., Expires 02/19/2016, Strike Price $650.00	12	1,236
Amazon.com, Inc., Expires 02/19/2016, Strike Price $652.50	4	380
Amazon.com, Inc., Expires 02/19/2016, Strike Price $655.00	14	1,085
Amazon.com, Inc., Expires 02/19/2016, Strike Price $657.50	5	235
Amazon.com, Inc., Expires 02/19/2016, Strike Price $660.00	4	240
Amazon.com, Inc., Expires 02/19/2016, Strike Price $662.50	10	400
Amazon.com, Inc., Expires 02/19/2016, Strike Price $665.00	2	100
Amazon.com, Inc., Expires 02/19/2016, Strike Price $667.50	3	135
Amazon.com, Inc., Expires 02/19/2016, Strike Price $670.00	6	258
Amazon.com, Inc., Expires 02/19/2016, Strike Price $672.50	6	300
Amazon.com, Inc., Expires 02/19/2016, Strike Price $675.00	10	340
Amazon.com, Inc., Expires 02/19/2016, Strike Price $677.50	4	100
Amazon.com, Inc., Expires 02/19/2016, Strike Price $680.00	5	130
Amazon.com, Inc., Expires 02/19/2016, Strike Price $682.50	12	276
Amazon.com, Inc., Expires 02/19/2016, Strike Price $685.00	8	168
Amazon.com, Inc., Expires 02/19/2016, Strike Price $687.50	10	215
Amazon.com, Inc., Expires 02/19/2016, Strike Price $690.00	6	144
Amazon.com, Inc., Expires 02/19/2016, Strike Price $692.50	8	176
Amazon.com, Inc., Expires 02/19/2016, Strike Price $695.00	6	168
Amazon.com, Inc., Expires 02/19/2016, Strike Price $697.50	3	45
Amazon.com, Inc., Expires 02/26/2016, Strike Price $610.00	6	5,700
Amazon.com, Inc., Expires 02/26/2016, Strike Price $612.50	2	1,942
Amazon.com, Inc., Expires 02/26/2016, Strike Price $620.00	2	1,350
Amazon.com, Inc., Expires 02/26/2016, Strike Price $625.00	1	602
Amazon.com, Inc., Expires 02/26/2016, Strike Price $627.50	4	2,000
Amazon.com, Inc., Expires 02/26/2016, Strike Price $630.00	1	485
Amazon.com, Inc., Expires 02/26/2016, Strike Price $632.50	4	1,800
Amazon.com, Inc., Expires 02/26/2016, Strike Price $635.00	6	2,112
Amazon.com, Inc., Expires 02/26/2016, Strike Price $637.50	10	3,890
Amazon.com, Inc., Expires 02/26/2016, Strike Price $640.00	4	1,340
Amazon.com, Inc., Expires 02/26/2016, Strike Price $642.50	14	4,480
Amazon.com, Inc., Expires 02/26/2016, Strike Price $645.00	6	1,560
Amazon.com, Inc., Expires 02/26/2016, Strike Price $660.00	4	560
Amazon.com, Inc., Expires 02/26/2016, Strike Price $662.50	2	270
Amazon.com, Inc., Expires 02/26/2016, Strike Price $667.50	2	214
Amazon.com, Inc., Expires 02/26/2016, Strike Price $670.00	2	184
Amazon.com, Inc., Expires 02/26/2016, Strike Price $675.00	2	116
Amazon.com, Inc., Expires 02/26/2016, Strike Price $680.00	6	384
Amazon.com, Inc., Expires 02/26/2016, Strike Price $685.00	2	112
Amazon.com, Inc., Expires 02/26/2016, Strike Price $690.00	10	550
American Express Co., Expires 02/05/2016, Strike Price $70.00	56	364
American Express Co., Expires 02/12/2016, Strike Price $60.50	13	45
American Express Co., Expires 02/12/2016, Strike Price $68.50	56	700
American Express Co., Expires 02/12/2016, Strike Price $69.00	14	91
American Express Co., Expires 02/12/2016, Strike Price $69.50	14	91
American Express Co., Expires 02/12/2016, Strike Price $70.00	70	455
American Express Co., Expires 02/12/2016, Strike Price $70.50	28	182
American Express Co., Expires 02/12/2016, Strike Price $71.00	84	546
American Express Co., Expires 02/12/2016, Strike Price $71.50	56	364
American Express Co., Expires 02/19/2016, Strike Price $60.50	16	40
American Tower Corp., Expires 02/05/2016, Strike Price $99.50	20	350
American Tower Corp., Expires 02/12/2016, Strike Price $93.50	10	2,225
American Tower Corp., Expires 02/12/2016, Strike Price $94.50	10	1,650
American Tower Corp., Expires 02/12/2016, Strike Price $95.50	10	1,150
American Tower Corp., Expires 02/12/2016, Strike Price $96.00	10	975
American Tower Corp., Expires 02/12/2016, Strike Price $97.50	9	472
American Tower Corp., Expires 02/12/2016, Strike Price $101.00	50	875
American Tower Corp., Expires 02/19/2016, Strike Price $96.00	10	1,275
American Tower Corp., Expires 02/19/2016, Strike Price $96.50	10	1,075
American Tower Corp., Expires 02/19/2016, Strike Price $97.00	20	1,800
American Tower Corp., Expires 02/19/2016, Strike Price $98.00	10	625
American Tower Corp., Expires 02/19/2016, Strike Price $99.00	20	900

American Tower Corp., Expires 02/19/2016, Strike Price $99.50	10	325
American Tower Corp., Expires 02/19/2016, Strike Price $100.00	10	300
American Tower Corp., Expires 02/19/2016, Strike Price $101.00	10	200
American Tower Corp., Expires 02/19/2016, Strike Price $102.00	10	125
Ameriprise Financial, Inc., Expires 02/19/2016, Strike Price $100.00	69	345
AmerisourceBergen Corp., Expires 02/19/2016, Strike Price $92.50	20	1,980
AmerisourceBergen Corp., Expires 02/19/2016, Strike Price $95.00	80	4,200
AmerisourceBergen Corp., Expires 02/19/2016, Strike Price $97.50	20	400
Anthem, Inc., Expires 02/12/2016, Strike Price $135.00	3	294
Anthem, Inc., Expires 02/12/2016, Strike Price $148.00	7	52
Anthem, Inc., Expires 02/12/2016, Strike Price $160.00	7	35
Anthem, Inc., Expires 02/19/2016, Strike Price $134.00	7	1,169
Anthem, Inc., Expires 02/19/2016, Strike Price $145.00	21	273
Anthem, Inc., Expires 02/19/2016, Strike Price $162.50	22	110
Anthem, Inc., Expires 02/26/2016, Strike Price $139.00	14	1,610
Anthem, Inc., Expires 02/26/2016, Strike Price $140.00	21	1,596
Anthem, Inc., Expires 02/26/2016, Strike Price $141.00	21	1,302
Aon PLC, Expires 02/19/2016, Strike Price $90.00	18	2,340
Aon PLC, Expires 02/19/2016, Strike Price $92.50	10	625
Aon PLC, Expires 02/19/2016, Strike Price $97.50	30	375
Apple, Inc., Expires 02/05/2016, Strike Price $97.00	9	999
Apple, Inc., Expires 02/05/2016, Strike Price $99.00	9	369
Apple, Inc., Expires 02/05/2016, Strike Price $99.50	54	1,782
Apple, Inc., Expires 02/05/2016, Strike Price $100.00	2	48
Apple, Inc., Expires 02/05/2016, Strike Price $101.00	9	126
Apple, Inc., Expires 02/05/2016, Strike Price $102.00	18	162
Apple, Inc., Expires 02/05/2016, Strike Price $103.00	36	198
Apple, Inc., Expires 02/05/2016, Strike Price $104.00	28	126
Apple, Inc., Expires 02/05/2016, Strike Price $105.00	45	135
Apple, Inc., Expires 02/05/2016, Strike Price $106.00	27	81
Apple, Inc., Expires 02/05/2016, Strike Price $107.00	9	22
Apple, Inc., Expires 02/05/2016, Strike Price $112.00	36	90
Apple, Inc., Expires 02/05/2016, Strike Price $113.00	56	112
Apple, Inc., Expires 02/05/2016, Strike Price $114.00	18	45
Apple, Inc., Expires 02/12/2016, Strike Price $100.00	12	696
Apple, Inc., Expires 02/12/2016, Strike Price $103.00	46	828
Apple, Inc., Expires 02/12/2016, Strike Price $104.00	19	237
Apple, Inc., Expires 02/12/2016, Strike Price $105.00	9	76
Apple, Inc., Expires 02/12/2016, Strike Price $106.00	9	58
Apple, Inc., Expires 02/12/2016, Strike Price $107.00	27	162
Apple, Inc., Expires 02/12/2016, Strike Price $108.00	9	40
Apple, Inc., Expires 02/12/2016, Strike Price $109.00	9	36
Apple, Inc., Expires 02/12/2016, Strike Price $112.00	18	63
Apple, Inc., Expires 02/12/2016, Strike Price $113.00	90	270
Apple, Inc., Expires 02/12/2016, Strike Price $114.00	45	112
Apple, Inc., Expires 02/19/2016, Strike Price $99.50	9	945
Apple, Inc., Expires 02/19/2016, Strike Price $100.00	9	783
Apple, Inc., Expires 02/19/2016, Strike Price $103.00	36	1,206
Apple, Inc., Expires 02/19/2016, Strike Price $104.00	45	1,080
Apple, Inc., Expires 02/19/2016, Strike Price $105.00	23	414
Apple, Inc., Expires 02/19/2016, Strike Price $106.00	45	585
Apple, Inc., Expires 02/19/2016, Strike Price $107.00	9	94
Apple, Inc., Expires 02/19/2016, Strike Price $108.00	9	76
Apple, Inc., Expires 02/19/2016, Strike Price $109.00	30	195
Apple, Inc., Expires 02/19/2016, Strike Price $110.00	36	234
Apple, Inc., Expires 02/19/2016, Strike Price $111.00	9	45
Apple, Inc., Expires 02/19/2016, Strike Price $114.00	27	108
Apple, Inc., Expires 02/26/2016, Strike Price $98.50	27	4,509
Apple, Inc., Expires 02/26/2016, Strike Price $102.00	9	630
Apple, Inc., Expires 02/26/2016, Strike Price $106.00	54	1,296
Assurant, Inc., Expires 02/19/2016, Strike Price $82.50	34	5,185
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $69.00	250	407,500
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $69.50	250	302,500

Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $70.00	100	85,000
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $70.50	644	360,640
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $71.00	850	289,000
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $71.50	447	84,930
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $72.00	254	25,400
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $72.50	300	15,000
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $73.00	150	3,750
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $73.50	153	2,295
Australian Dollar Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $71.00	75	64,500
Australian Dollar Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $71.50	50	32,500
Australian Dollar Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $72.00	50	24,000
Australian Dollar Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $72.50	25	8,750
Automatic Data Processing, Inc., Expires 02/19/2016, Strike Price $85.00	44	3,740
Automatic Data Processing, Inc., Expires 02/19/2016, Strike Price $87.50	21	472
AvalonBay Communities, Inc., Expires 02/19/2016, Strike Price $180.00	27	2,767
AvalonBay Communities, Inc., Expires 02/19/2016, Strike Price $185.00	12	450
AvalonBay Communities, Inc., Expires 02/19/2016, Strike Price $190.00	10	75
Avery Dennison Corp., Expires 02/19/2016, Strike Price $65.00	48	1,320
Ball Corp., Expires 02/19/2016, Strike Price $70.00	18	1,035
Ball Corp., Expires 02/19/2016, Strike Price $72.50	26	715
Ball Corp., Expires 02/19/2016, Strike Price $75.00	39	390
Ball Corp., Expires 02/19/2016, Strike Price $77.50	13	65
Becton Dickinson & Co., Expires 02/19/2016, Strike Price $160.00	72	900
BlackRock, Inc., Expires 02/19/2016, Strike Price $310.00	18	19,800
BlackRock, Inc., Expires 02/19/2016, Strike Price $320.00	15	8,250
BlackRock, Inc., Expires 02/19/2016, Strike Price $330.00	27	6,142
BlackRock, Inc., Expires 02/19/2016, Strike Price $340.00	12	810
Boeing Co., Expires 02/05/2016, Strike Price $127.00	14	119
Boeing Co., Expires 02/05/2016, Strike Price $128.00	14	63
Boeing Co., Expires 02/05/2016, Strike Price $129.00	28	140
Boeing Co., Expires 02/05/2016, Strike Price $130.00	33	214
Boeing Co., Expires 02/05/2016, Strike Price $131.00	7	42
Boeing Co., Expires 02/05/2016, Strike Price $132.00	21	63
Boeing Co., Expires 02/05/2016, Strike Price $133.00	21	73
Boeing Co., Expires 02/05/2016, Strike Price $134.00	28	70
Boeing Co., Expires 02/05/2016, Strike Price $135.00	28	70
Boeing Co., Expires 02/05/2016, Strike Price $136.00	21	52
Boeing Co., Expires 02/05/2016, Strike Price $137.00	7	17
Boeing Co., Expires 02/12/2016, Strike Price $122.00	8	816
Boeing Co., Expires 02/12/2016, Strike Price $123.00	8	632
Boeing Co., Expires 02/12/2016, Strike Price $124.00	1	57
Boeing Co., Expires 02/12/2016, Strike Price $127.00	8	136
Boeing Co., Expires 02/12/2016, Strike Price $128.00	29	333
Boeing Co., Expires 02/12/2016, Strike Price $129.00	14	126
Boeing Co., Expires 02/12/2016, Strike Price $130.00	27	175
Boeing Co., Expires 02/12/2016, Strike Price $131.00	21	199
Boeing Co., Expires 02/12/2016, Strike Price $132.00	7	35
Boeing Co., Expires 02/12/2016, Strike Price $133.00	28	154
Boeing Co., Expires 02/12/2016, Strike Price $134.00	35	87
Boeing Co., Expires 02/12/2016, Strike Price $135.00	28	70
Boeing Co., Expires 02/12/2016, Strike Price $136.00	35	87
Boeing Co., Expires 02/12/2016, Strike Price $137.00	7	17
Boeing Co., Expires 02/12/2016, Strike Price $138.00	14	35
Boeing Co., Expires 02/19/2016, Strike Price $128.00	21	535
Boeing Co., Expires 02/19/2016, Strike Price $129.00	21	367
Boeing Co., Expires 02/19/2016, Strike Price $130.00	21	252
Boeing Co., Expires 02/19/2016, Strike Price $131.00	7	59
Boeing Co., Expires 02/19/2016, Strike Price $132.00	3	18
Boeing Co., Expires 02/19/2016, Strike Price $133.00	14	56
Boeing Co., Expires 02/19/2016, Strike Price $139.00	21	52
Boeing Co., Expires 02/26/2016, Strike Price $123.00	9	1,251
Boston Properties, Inc., Expires 02/19/2016, Strike Price $120.00	4	480
Boston Properties, Inc., Expires 02/19/2016, Strike Price $125.00	41	2,152

Brazilian Real, Expires 02/26/2016, Strike Price $4.25	75,000,000	374,025
Bristol-Myers Squibb Co., Expires 02/05/2016, Strike Price $65.00	116	1,624
Bristol-Myers Squibb Co., Expires 02/12/2016, Strike Price $64.50	14	700
Bristol-Myers Squibb Co., Expires 02/12/2016, Strike Price $66.50	14	224
Bristol-Myers Squibb Co., Expires 02/12/2016, Strike Price $67.00	28	266
Bristol-Myers Squibb Co., Expires 02/12/2016, Strike Price $69.00	84	882
Bristol-Myers Squibb Co., Expires 02/19/2016, Strike Price $64.00	14	952
Bristol-Myers Squibb Co., Expires 02/19/2016, Strike Price $64.50	43	3,440
Bristol-Myers Squibb Co., Expires 02/19/2016, Strike Price $66.00	42	1,155
Bristol-Myers Squibb Co., Expires 02/19/2016, Strike Price $66.50	14	287
Bristol-Myers Squibb Co., Expires 02/19/2016, Strike Price $67.00	28	434
Bristol-Myers Squibb Co., Expires 02/19/2016, Strike Price $67.50	56	644
Bristol-Myers Squibb Co., Expires 02/19/2016, Strike Price $68.00	14	119
Bristol-Myers Squibb Co., Expires 02/19/2016, Strike Price $68.50	42	273
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $144.50	300	46,875
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $145.00	220	24,750
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $145.50	900	67,500
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $146.00	600	33,750
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $146.50	600	22,500
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $147.00	650	16,250
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $147.50	256	4,800
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $148.00	375	4,687
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $148.50	300	3,750
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $149.00	175	1,094
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $149.50	225	1,406
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $150.00	50	312
British Pound Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $145.00	25	10,625
British Pound Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $145.50	50	17,812
British Pound Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $146.00	25	7,344
British Pound Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $146.50	25	5,937
British Pound Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $147.00	25	4,844
British Pound Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $147.50	25	4,062
Broadcom Ltd., Expires 02/05/2016, Strike Price $132.00	7	2,520
Broadcom Ltd., Expires 02/05/2016, Strike Price $133.00	7	2,135
Broadcom Ltd., Expires 02/05/2016, Strike Price $136.00	35	5,512
Broadcom Ltd., Expires 02/05/2016, Strike Price $137.00	7	857
Broadcom Ltd., Expires 02/05/2016, Strike Price $138.00	49	4,532
Broadcom Ltd., Expires 02/05/2016, Strike Price $147.00	28	210
Broadcom Ltd., Expires 02/12/2016, Strike Price $136.00	24	6,660
Broadcom Ltd., Expires 02/12/2016, Strike Price $141.00	49	5,512
Broadcom Ltd., Expires 02/12/2016, Strike Price $148.00	41	1,127
Broadcom Ltd., Expires 02/19/2016, Strike Price $129.00	7	5,250
Broadcom Ltd., Expires 02/19/2016, Strike Price $130.00	7	4,795
Broadcom Ltd., Expires 02/19/2016, Strike Price $131.00	7	4,270
Broadcom Ltd., Expires 02/19/2016, Strike Price $132.00	14	7,840
Broadcom Ltd., Expires 02/19/2016, Strike Price $135.00	7	2,800
Broadcom Ltd., Expires 02/19/2016, Strike Price $137.00	7	2,187
Broadcom Ltd., Expires 02/19/2016, Strike Price $139.00	1	237
Broadcom Ltd., Expires 02/19/2016, Strike Price $140.00	7	1,312
Broadcom Ltd., Expires 02/19/2016, Strike Price $141.00	21	3,675
Broadcom Ltd., Expires 02/19/2016, Strike Price $142.00	14	1,820
Broadcom Ltd., Expires 02/19/2016, Strike Price $143.00	7	665
Broadcom Ltd., Expires 02/19/2016, Strike Price $144.00	7	560
Broadcom Ltd., Expires 02/19/2016, Strike Price $145.00	14	994
Broadcom Ltd., Expires 02/19/2016, Strike Price $146.00	14	980
Broadcom Ltd., Expires 02/19/2016, Strike Price $147.00	14	770
Broadcom Ltd., Expires 02/19/2016, Strike Price $148.00	14	560
Broadcom Ltd., Expires 02/19/2016, Strike Price $149.00	14	490
Cameron International Corp., Expires 02/19/2016, Strike Price $62.50	84	31,710
Cameron International Corp., Expires 02/19/2016, Strike Price $65.00	43	7,740
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $69.50	300	579,000
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $70.00	300	447,000
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $70.50	683	744,470

Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $71.00	700	525,000
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $71.50	625	300,000
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $72.00	453	131,370
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $72.50	350	56,000
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $73.00	275	24,750
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $73.50	225	10,125
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $74.00	50	1,250
Canadian Dollar Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $72.00	100	70,000
Canadian Dollar Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $72.50	75	39,000
Canadian Dollar Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $73.00	50	19,000
Canadian Dollar Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $73.50	50	13,500
Capital One Financial Corp., Expires 02/12/2016, Strike Price $62.50	20	6,540
Capital One Financial Corp., Expires 02/12/2016, Strike Price $63.00	15	4,620
Capital One Financial Corp., Expires 02/12/2016, Strike Price $67.50	11	605
Capital One Financial Corp., Expires 02/19/2016, Strike Price $61.50	15	6,375
Capital One Financial Corp., Expires 02/19/2016, Strike Price $65.00	65	11,797
Capital One Financial Corp., Expires 02/19/2016, Strike Price $66.50	15	1,582
Capital One Financial Corp., Expires 02/19/2016, Strike Price $67.50	20	1,400
Capital One Financial Corp., Expires 02/19/2016, Strike Price $68.50	15	660
Capital One Financial Corp., Expires 02/19/2016, Strike Price $69.00	30	1,050
Capital One Financial Corp., Expires 02/19/2016, Strike Price $70.00	22	451
Capital One Financial Corp., Expires 02/26/2016, Strike Price $67.00	14	1,092
Capital One Financial Corp., Expires 02/26/2016, Strike Price $68.00	14	728
Capital One Financial Corp., Expires 02/26/2016, Strike Price $68.50	14	560
Capital One Financial Corp., Expires 02/26/2016, Strike Price $69.00	28	840
Capital One Financial Corp., Expires 02/26/2016, Strike Price $69.50	14	336
Cardinal Health, Inc., Expires 02/19/2016, Strike Price $85.00	99	7,425
Cardinal Health, Inc., Expires 02/19/2016, Strike Price $87.50	10	300
Caterpillar, Inc., Expires 02/05/2016, Strike Price $62.00	14	1,708
Caterpillar, Inc., Expires 02/05/2016, Strike Price $62.50	84	7,980
Caterpillar, Inc., Expires 02/05/2016, Strike Price $64.50	15	420
Caterpillar, Inc., Expires 02/05/2016, Strike Price $65.50	15	187
Caterpillar, Inc., Expires 02/05/2016, Strike Price $66.50	15	105
Caterpillar, Inc., Expires 02/05/2016, Strike Price $67.00	15	45
Caterpillar, Inc., Expires 02/05/2016, Strike Price $67.50	15	30
Caterpillar, Inc., Expires 02/12/2016, Strike Price $62.50	70	10,010
Caterpillar, Inc., Expires 02/12/2016, Strike Price $63.00	42	4,746
Caterpillar, Inc., Expires 02/12/2016, Strike Price $64.50	14	532
Caterpillar, Inc., Expires 02/12/2016, Strike Price $65.50	14	280
Caterpillar, Inc., Expires 02/12/2016, Strike Price $66.00	57	1,482
Caterpillar, Inc., Expires 02/12/2016, Strike Price $66.50	15	292
Caterpillar, Inc., Expires 02/12/2016, Strike Price $68.50	45	270
Caterpillar, Inc., Expires 02/12/2016, Strike Price $69.00	15	45
Caterpillar, Inc., Expires 02/19/2016, Strike Price $61.00	1	257
Caterpillar, Inc., Expires 02/19/2016, Strike Price $61.50	15	3,427
Caterpillar, Inc., Expires 02/19/2016, Strike Price $65.00	3	208
Caterpillar, Inc., Expires 02/19/2016, Strike Price $65.50	1	56
Caterpillar, Inc., Expires 02/19/2016, Strike Price $66.00	13	578
Caterpillar, Inc., Expires 02/19/2016, Strike Price $67.00	1	27
Caterpillar, Inc., Expires 02/19/2016, Strike Price $67.50	3	60
Caterpillar, Inc., Expires 02/26/2016, Strike Price $63.00	14	1,806
Caterpillar, Inc., Expires 02/26/2016, Strike Price $63.50	28	2,940
Caterpillar, Inc., Expires 02/26/2016, Strike Price $64.50	42	3,192
Caterpillar, Inc., Expires 02/26/2016, Strike Price $65.00	48	4,272
Caterpillar, Inc., Expires 02/26/2016, Strike Price $65.50	42	2,142
Caterpillar, Inc., Expires 02/26/2016, Strike Price $67.00	28	728
Caterpillar, Inc., Expires 02/26/2016, Strike Price $67.50	14	378
Caterpillar, Inc., Expires 02/26/2016, Strike Price $68.00	56	896
Caterpillar, Inc., Expires 02/26/2016, Strike Price $68.50	14	182
CBOE Nasdaq 100 Index, Expires 03/18/2016, Strike Price $4200.00	35	619,150
CBOE Nasdaq 100 Index, Expires 03/18/2016, Strike Price $4215.00	28	451,528
CBOE Nasdaq 100 Index, Expires 03/18/2016, Strike Price $4225.00	84	1,352,400
CBOE Nasdaq 100 Index, Expires 03/18/2016, Strike Price $4245.00	45	669,375

CBOE Nasdaq 100 Index, Expires 03/18/2016, Strike Price $4275.00	45	589,500
CBOE Nasdaq 100 Index, Expires 03/18/2016, Strike Price $4330.00	30	305,100
CBOE S&P 500 Index, Expires 03/18/2016, Strike Price $1985.00	51	120,615
CBOE S&P 500 Index, Expires 03/18/2016, Strike Price $1990.00	81	173,340
CBOE S&P 500 Index, Expires 03/18/2016, Strike Price $2005.00	97	158,595
CBOE S&P 500 Index, Expires 03/18/2016, Strike Price $2010.00	130	192,400
CBOE Volatility Index, Expires 02/03/2016, Strike Price $27.00	100	250
CBOE Volatility Index, Expires 02/17/2016, Strike Price $25.00	136	12,240
CBOE Volatility Index, Expires 02/17/2016, Strike Price $30.00	4,800	192,000
CBOE Volatility Index, Expires 02/17/2016, Strike Price $35.00	3,750	65,625
CBOE Volatility Index, Expires 02/17/2016, Strike Price $40.00	8,720	65,400
Cerner Corp., Expires 02/19/2016, Strike Price $60.00	15	1,800
Cerner Corp., Expires 02/19/2016, Strike Price $65.00	15	150
CH Robinson Worldwide, Inc., Expires 02/19/2016, Strike Price $67.50	24	1,860
CH Robinson Worldwide, Inc., Expires 02/19/2016, Strike Price $70.00	14	420
CH Robinson Worldwide, Inc., Expires 02/19/2016, Strike Price $72.50	70	525
Chevron Corp., Expires 02/05/2016, Strike Price $85.50	11	2,513
Chevron Corp., Expires 02/05/2016, Strike Price $86.00	18	3,528
Chevron Corp., Expires 02/05/2016, Strike Price $86.50	11	1,870
Chevron Corp., Expires 02/05/2016, Strike Price $87.00	11	1,573
Chevron Corp., Expires 02/05/2016, Strike Price $87.50	11	1,353
Chevron Corp., Expires 02/05/2016, Strike Price $88.00	11	1,127
Chevron Corp., Expires 02/05/2016, Strike Price $88.50	11	951
Chevron Corp., Expires 02/05/2016, Strike Price $89.00	33	2,310
Chevron Corp., Expires 02/05/2016, Strike Price $89.50	33	1,881
Chevron Corp., Expires 02/05/2016, Strike Price $90.00	11	506
Chevron Corp., Expires 02/05/2016, Strike Price $90.50	44	1,606
Chevron Corp., Expires 02/05/2016, Strike Price $91.50	77	1,732
Chevron Corp., Expires 02/05/2016, Strike Price $93.00	22	231
Chevron Corp., Expires 02/05/2016, Strike Price $93.50	1	7
Chevron Corp., Expires 02/12/2016, Strike Price $88.00	2	313
Chevron Corp., Expires 02/12/2016, Strike Price $89.00	5	582
Chevron Corp., Expires 02/12/2016, Strike Price $89.50	11	1,122
Chevron Corp., Expires 02/12/2016, Strike Price $90.00	88	7,788
Chevron Corp., Expires 02/12/2016, Strike Price $90.50	2	151
Chevron Corp., Expires 02/12/2016, Strike Price $92.00	1	47
Chevron Corp., Expires 02/12/2016, Strike Price $92.50	44	1,562
Chevron Corp., Expires 02/12/2016, Strike Price $94.50	44	638
Chevron Corp., Expires 02/12/2016, Strike Price $95.00	22	352
Chevron Corp., Expires 02/19/2016, Strike Price $85.50	23	7,176
Chevron Corp., Expires 02/19/2016, Strike Price $86.00	1	281
Chevron Corp., Expires 02/19/2016, Strike Price $86.50	7	1,764
Chevron Corp., Expires 02/19/2016, Strike Price $87.00	22	5,038
Chevron Corp., Expires 02/19/2016, Strike Price $87.50	11	2,238
Chevron Corp., Expires 02/19/2016, Strike Price $88.00	11	1,985
Chevron Corp., Expires 02/19/2016, Strike Price $88.50	11	1,776
Chevron Corp., Expires 02/19/2016, Strike Price $89.00	12	1,698
Chevron Corp., Expires 02/19/2016, Strike Price $89.50	11	1,380
Chevron Corp., Expires 02/19/2016, Strike Price $90.00	4	440
Chevron Corp., Expires 02/19/2016, Strike Price $91.00	11	913
Chevron Corp., Expires 02/19/2016, Strike Price $91.50	33	2,376
Chevron Corp., Expires 02/19/2016, Strike Price $92.00	33	1,996
Chevron Corp., Expires 02/19/2016, Strike Price $92.50	1	52
Chevron Corp., Expires 02/19/2016, Strike Price $93.00	22	946
Chevron Corp., Expires 02/19/2016, Strike Price $93.50	11	407
Chipotle Mexican Grill, Inc., Expires 02/05/2016, Strike Price $470.00	2	2,810
Chipotle Mexican Grill, Inc., Expires 02/19/2016, Strike Price $472.50	2	3,170
Chipotle Mexican Grill, Inc., Expires 02/19/2016, Strike Price $492.50	2	1,890
Chipotle Mexican Grill, Inc., Expires 02/19/2016, Strike Price $505.00	2	1,320
Chipotle Mexican Grill, Inc., Expires 02/19/2016, Strike Price $507.50	2	1,200
Chipotle Mexican Grill, Inc., Expires 02/19/2016, Strike Price $510.00	4	2,400
Chipotle Mexican Grill, Inc., Expires 02/19/2016, Strike Price $512.50	4	2,040
Chipotle Mexican Grill, Inc., Expires 02/19/2016, Strike Price $517.50	4	1,800

Chipotle Mexican Grill, Inc., Expires 02/19/2016, Strike Price $520.00	8	3,240
Chipotle Mexican Grill, Inc., Expires 02/19/2016, Strike Price $522.50	12	4,560
Chipotle Mexican Grill, Inc., Expires 02/19/2016, Strike Price $525.00	14	4,970
Chipotle Mexican Grill, Inc., Expires 02/19/2016, Strike Price $527.50	4	1,340
Chipotle Mexican Grill, Inc., Expires 02/19/2016, Strike Price $530.00	16	5,080
Chipotle Mexican Grill, Inc., Expires 02/19/2016, Strike Price $532.50	14	4,585
Chipotle Mexican Grill, Inc., Expires 02/19/2016, Strike Price $535.00	4	980
Chipotle Mexican Grill, Inc., Expires 02/19/2016, Strike Price $540.00	4	920
Chipotle Mexican Grill, Inc., Expires 02/19/2016, Strike Price $542.50	4	850
Chubb Ltd., Expires 02/19/2016, Strike Price $120.00	32	320
Church & Dwight Co., Inc., Expires 02/19/2016, Strike Price $85.00	55	6,462
Cigna Corp., Expires 02/19/2016, Strike Price $140.00	49	4,900
Cigna Corp., Expires 02/19/2016, Strike Price $145.00	14	210
Cimarex Energy Co., Expires 02/19/2016, Strike Price $85.00	22	23,100
Cimarex Energy Co., Expires 02/19/2016, Strike Price $90.00	44	30,800
Cimarex Energy Co., Expires 02/19/2016, Strike Price $105.00	10	1,140
Cintas Corp., Expires 02/19/2016, Strike Price $87.50	22	1,870
Cintas Corp., Expires 02/19/2016, Strike Price $90.00	22	385
Citrix Systems, Inc., Expires 02/19/2016, Strike Price $70.00	13	3,120
Citrix Systems, Inc., Expires 02/19/2016, Strike Price $72.50	52	6,370
Citrix Systems, Inc., Expires 02/19/2016, Strike Price $75.00	13	715
Citrix Systems, Inc., Expires 02/19/2016, Strike Price $77.50	39	390
CME Group, Inc., Expires 02/05/2016, Strike Price $90.00	10	700
CME Group, Inc., Expires 02/19/2016, Strike Price $90.50	11	2,035
CME Group, Inc., Expires 02/19/2016, Strike Price $91.00	9	1,417
CME Group, Inc., Expires 02/19/2016, Strike Price $91.50	2	280
CME Group, Inc., Expires 02/19/2016, Strike Price $94.00	10	300
CME Group, Inc., Expires 02/19/2016, Strike Price $94.50	21	1,102
CME Group, Inc., Expires 02/19/2016, Strike Price $96.50	11	247
CME Group, Inc., Expires 02/26/2016, Strike Price $91.00	50	6,000
CME Group, Inc., Expires 02/26/2016, Strike Price $92.50	10	800
CME Group, Inc., Expires 02/26/2016, Strike Price $93.00	36	2,520
CME Group, Inc., Expires 02/26/2016, Strike Price $95.00	10	350
CME Group, Inc., Expires 02/26/2016, Strike Price $95.50	10	250
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $3150.00	75	750
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $3200.00	25	250
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $3250.00	65	650
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $3450.00	80	800
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $3500.00	100	1,000
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $3550.00	90	900
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $3600.00	69	690
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $3650.00	30	300
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $3700.00	20	200
Coffee ‘C’ Future, March 2016 Settlement, Expires 02/11/2016, Strike Price $120.00	190	88,350
Coffee ‘C’ Future, March 2016 Settlement, Expires 02/11/2016, Strike Price $122.50	185	53,419
Coffee ‘C’ Future, March 2016 Settlement, Expires 02/11/2016, Strike Price $125.00	140	25,200
Coffee ‘C’ Future, March 2016 Settlement, Expires 02/11/2016, Strike Price $127.50	120	13,500
Coffee ‘C’ Future, March 2016 Settlement, Expires 02/11/2016, Strike Price $132.50	20	975
Coffee ‘C’ Future, March 2016 Settlement, Expires 02/11/2016, Strike Price $135.00	20	600
Coffee ‘C’ Future, March 2016 Settlement, Expires 02/11/2016, Strike Price $137.50	20	450
Coffee ‘C’ Future, March 2016 Settlement, Expires 02/11/2016, Strike Price $140.00	20	300
Coffee ‘C’ Future, March 2016 Settlement, Expires 02/11/2016, Strike Price $142.50	20	225
Cognizant Technology Solutions Corp., Expires 02/05/2016, Strike Price $63.00	18	1,935
Cognizant Technology Solutions Corp., Expires 02/05/2016, Strike Price $65.00	45	1,125
Cognizant Technology Solutions Corp., Expires 02/12/2016, Strike Price $67.50	42	1,680
Cognizant Technology Solutions Corp., Expires 02/12/2016, Strike Price $68.00	14	490
Cognizant Technology Solutions Corp., Expires 02/12/2016, Strike Price $68.50	14	350
Cognizant Technology Solutions Corp., Expires 02/12/2016, Strike Price $69.00	14	350
Cognizant Technology Solutions Corp., Expires 02/19/2016, Strike Price $64.00	6	1,110
Cognizant Technology Solutions Corp., Expires 02/19/2016, Strike Price $67.50	14	910
Cognizant Technology Solutions Corp., Expires 02/19/2016, Strike Price $69.00	14	420
Cognizant Technology Solutions Corp., Expires 02/19/2016, Strike Price $72.00	42	210
Cognizant Technology Solutions Corp., Expires 02/19/2016, Strike Price $72.50	75	375

Cognizant Technology Solutions Corp., Expires 02/19/2016, Strike Price $73.00	14	70
Cognizant Technology Solutions Corp., Expires 02/19/2016, Strike Price $73.50	14	70
Cognizant Technology Solutions Corp., Expires 02/26/2016, Strike Price $67.00	14	1,120
Cognizant Technology Solutions Corp., Expires 02/26/2016, Strike Price $68.00	14	840
Colgate-Palmolive Co., Expires 02/05/2016, Strike Price $66.00	65	11,082
Colgate-Palmolive Co., Expires 02/05/2016, Strike Price $66.50	14	1,967
Colgate-Palmolive Co., Expires 02/05/2016, Strike Price $68.00	14	742
Colgate-Palmolive Co., Expires 02/12/2016, Strike Price $66.50	84	13,146
Colgate-Palmolive Co., Expires 02/12/2016, Strike Price $68.50	14	805
Colgate-Palmolive Co., Expires 02/12/2016, Strike Price $69.50	84	2,772
Colgate-Palmolive Co., Expires 02/19/2016, Strike Price $68.50	14	1,057
Colgate-Palmolive Co., Expires 02/19/2016, Strike Price $69.00	14	812
Colgate-Palmolive Co., Expires 02/19/2016, Strike Price $70.00	14	455
Colgate-Palmolive Co., Expires 02/19/2016, Strike Price $70.50	14	336
Colombian Peso, Expires 02/11/2016, Strike Price $3350.00	30,000,000	261,060
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $360.00	400	270,000
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $365.00	450	219,375
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $370.00	1,025	345,937
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $375.00	1,569	353,025
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $380.00	1,245	178,969
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $385.00	1,190	104,125
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $390.00	1,070	53,500
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $395.00	800	25,000
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $400.00	434	10,850
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $405.00	155	2,906
Cotton No.2 Future, March 2016 Settlement, Expires 02/12/2016, Strike Price $62.00	139	27,105
Cotton No.2 Future, March 2016 Settlement, Expires 02/12/2016, Strike Price $63.00	200	20,000
Cotton No.2 Future, March 2016 Settlement, Expires 02/12/2016, Strike Price $64.00	300	16,500
Cotton No.2 Future, March 2016 Settlement, Expires 02/12/2016, Strike Price $65.00	505	17,675
Cotton No.2 Future, March 2016 Settlement, Expires 02/12/2016, Strike Price $66.00	485	12,125
Cotton No.2 Future, March 2016 Settlement, Expires 02/12/2016, Strike Price $67.00	438	8,760
Cotton No.2 Future, March 2016 Settlement, Expires 02/12/2016, Strike Price $68.00	337	5,055
Cotton No.2 Future, March 2016 Settlement, Expires 02/12/2016, Strike Price $69.00	140	1,400
CR Bard, Inc., Expires 02/19/2016, Strike Price $190.00	19	2,232
CR Bard, Inc., Expires 02/19/2016, Strike Price $195.00	5	175
CR Bard, Inc., Expires 02/19/2016, Strike Price $200.00	6	90
Crown Castle International Corp., Expires 02/19/2016, Strike Price $87.50	11	1,045
Crown Castle International Corp., Expires 02/19/2016, Strike Price $92.50	88	660
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $30.50	50	189,000
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $31.00	125	426,250
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $31.50	75	229,500
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $32.00	275	750,750
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $32.50	325	786,500
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $33.00	409	875,260
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $33.50	447	840,360
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $34.00	470	770,800
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $34.50	761	1,088,230
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $35.00	543	667,890
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $35.50	800	848,000
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $36.00	240	218,400
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $36.50	625	481,250
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $37.00	125	82,500
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $37.50	25	14,000
Cummins, Inc., Expires 02/05/2016, Strike Price $94.00	10	900
Cummins, Inc., Expires 02/12/2016, Strike Price $95.00	10	600
Cummins, Inc., Expires 02/19/2016, Strike Price $93.00	1	157
Cummins, Inc., Expires 02/19/2016, Strike Price $93.50	10	1,150
Cummins, Inc., Expires 02/19/2016, Strike Price $95.00	30	2,850
Cummins, Inc., Expires 02/19/2016, Strike Price $98.50	10	250
Cummins, Inc., Expires 02/19/2016, Strike Price $100.00	10	200
Cummins, Inc., Expires 02/19/2016, Strike Price $101.00	10	100
Cummins, Inc., Expires 02/19/2016, Strike Price $102.00	60	300
Cummins, Inc., Expires 02/19/2016, Strike Price $103.00	10	50

Cummins, Inc., Expires 02/26/2016, Strike Price $92.00	10	1,850
Cummins, Inc., Expires 02/26/2016, Strike Price $93.50	20	2,300
Cummins, Inc., Expires 02/26/2016, Strike Price $94.00	10	1,050
Cummins, Inc., Expires 02/26/2016, Strike Price $95.00	10	800
Cummins, Inc., Expires 02/26/2016, Strike Price $96.00	10	850
Cummins, Inc., Expires 02/26/2016, Strike Price $97.00	20	1,200
Cummins, Inc., Expires 02/26/2016, Strike Price $98.00	14	490
CVS Health Corp., Expires 02/05/2016, Strike Price $96.50	30	2,940
CVS Health Corp., Expires 02/05/2016, Strike Price $97.50	40	2,200
CVS Health Corp., Expires 02/05/2016, Strike Price $99.00	10	100
CVS Health Corp., Expires 02/05/2016, Strike Price $100.00	13	97
CVS Health Corp., Expires 02/05/2016, Strike Price $101.00	27	67
CVS Health Corp., Expires 02/05/2016, Strike Price $102.00	23	184
CVS Health Corp., Expires 02/05/2016, Strike Price $103.00	69	552
CVS Health Corp., Expires 02/05/2016, Strike Price $104.00	18	144
CVS Health Corp., Expires 02/19/2016, Strike Price $98.00	10	1,300
CVS Health Corp., Expires 02/19/2016, Strike Price $99.50	7	640
CVS Health Corp., Expires 02/19/2016, Strike Price $103.00	18	378
CVS Health Corp., Expires 02/19/2016, Strike Price $104.00	19	95
CVS Health Corp., Expires 02/26/2016, Strike Price $101.00	20	780
CVS Health Corp., Expires 02/26/2016, Strike Price $102.00	10	260
CVS Health Corp., Expires 02/26/2016, Strike Price $105.00	10	50
Danaher Corp., Expires 02/19/2016, Strike Price $90.00	110	3,300
Darden Restaurants, Inc., Expires 02/19/2016, Strike Price $65.00	1	70
Darden Restaurants, Inc., Expires 02/19/2016, Strike Price $67.50	14	280
Davita HealthCare Partners, Inc., Expires 02/19/2016, Strike Price $70.00	13	552
Davita HealthCare Partners, Inc., Expires 02/19/2016, Strike Price $72.50	55	550
Deere & Co., Expires 02/05/2016, Strike Price $78.00	12	696
Deere & Co., Expires 02/05/2016, Strike Price $78.50	24	960
Deere & Co., Expires 02/05/2016, Strike Price $79.00	25	662
Deere & Co., Expires 02/05/2016, Strike Price $79.50	36	612
Deere & Co., Expires 02/05/2016, Strike Price $80.00	16	184
Deere & Co., Expires 02/05/2016, Strike Price $80.50	12	78
Deere & Co., Expires 02/12/2016, Strike Price $79.00	12	540
Deere & Co., Expires 02/12/2016, Strike Price $79.50	12	408
Deere & Co., Expires 02/19/2016, Strike Price $78.50	12	1,620
Deere & Co., Expires 02/19/2016, Strike Price $81.00	12	720
Deere & Co., Expires 02/19/2016, Strike Price $83.50	1	20
Deere & Co., Expires 02/26/2016, Strike Price $78.50	12	1,752
Deere & Co., Expires 02/26/2016, Strike Price $79.00	13	1,716
Deere & Co., Expires 02/26/2016, Strike Price $82.00	12	720
Deere & Co., Expires 02/26/2016, Strike Price $82.50	12	516
Delphi Automotive PLC, Expires 02/19/2016, Strike Price $70.00	109	5,722
Delphi Automotive PLC, Expires 02/19/2016, Strike Price $75.00	78	1,950
Dollar General Corp., Expires 02/05/2016, Strike Price $74.00	23	3,507
Dollar General Corp., Expires 02/05/2016, Strike Price $75.00	13	1,105
Dollar General Corp., Expires 02/12/2016, Strike Price $74.00	13	2,405
Dollar General Corp., Expires 02/12/2016, Strike Price $74.50	12	1,890
Dollar General Corp., Expires 02/12/2016, Strike Price $75.50	24	2,340
Dollar General Corp., Expires 02/12/2016, Strike Price $76.50	12	660
Dollar General Corp., Expires 02/12/2016, Strike Price $77.50	12	360
Dollar General Corp., Expires 02/19/2016, Strike Price $75.50	48	5,880
Dollar General Corp., Expires 02/19/2016, Strike Price $76.00	72	7,020
Dollar General Corp., Expires 02/19/2016, Strike Price $76.50	12	930
Dollar General Corp., Expires 02/19/2016, Strike Price $77.00	12	720
Dollar General Corp., Expires 02/19/2016, Strike Price $77.50	9	405
Dollar General Corp., Expires 02/19/2016, Strike Price $78.00	12	420
Dollar General Corp., Expires 02/19/2016, Strike Price $78.50	12	300
Dollar Tree, Inc., Expires 02/19/2016, Strike Price $80.00	36	10,170
Dollar Tree, Inc., Expires 02/19/2016, Strike Price $82.50	36	5,130
Dollar Tree, Inc., Expires 02/19/2016, Strike Price $85.00	24	1,500
Dollar Tree, Inc., Expires 02/19/2016, Strike Price $87.50	46	1,035
Dover Corp., Expires 02/19/2016, Strike Price $60.00	15	975

Dr. Pepper Snapple Group, Inc., Expires 02/19/2016, Strike Price $95.00	70	12,075
Dr. Pepper Snapple Group, Inc., Expires 02/19/2016, Strike Price $100.00	14	595
Dr. Pepper Snapple Group, Inc., Expires 02/19/2016, Strike Price $105.00	11	82
DTE Energy Co., Expires 02/19/2016, Strike Price $85.00	66	10,065
Dun & Bradstreet Corp., Expires 02/19/2016, Strike Price $110.00	13	325
Eastman Chemical Co., Expires 02/19/2016, Strike Price $65.00	37	1,295
Eastman Chemical Co., Expires 02/19/2016, Strike Price $67.50	37	462
Ecolab, Inc., Expires 02/19/2016, Strike Price $110.00	9	1,147
Ecolab, Inc., Expires 02/19/2016, Strike Price $115.00	54	945
Edwards Lifesciences Corp., Expires 02/19/2016, Strike Price $80.00	11	2,343
Edwards Lifesciences Corp., Expires 02/19/2016, Strike Price $82.50	12	1,530
Edwards Lifesciences Corp., Expires 02/19/2016, Strike Price $85.00	33	2,310
Edwards Lifesciences Corp., Expires 02/19/2016, Strike Price $87.50	42	1,680
Electronic Arts, Inc., Expires 02/05/2016, Strike Price $75.50	1	12
Electronic Arts, Inc., Expires 02/05/2016, Strike Price $78.00	6	75
Electronic Arts, Inc., Expires 02/12/2016, Strike Price $71.50	13	110
Electronic Arts, Inc., Expires 02/12/2016, Strike Price $72.50	13	123
Electronic Arts, Inc., Expires 02/12/2016, Strike Price $76.00	13	117
Electronic Arts, Inc., Expires 02/12/2016, Strike Price $77.00	51	637
Electronic Arts, Inc., Expires 02/12/2016, Strike Price $77.50	39	487
Electronic Arts, Inc., Expires 02/12/2016, Strike Price $78.00	26	325
Electronic Arts, Inc., Expires 02/12/2016, Strike Price $79.00	39	448
Electronic Arts, Inc., Expires 02/12/2016, Strike Price $80.00	13	58
Electronic Arts, Inc., Expires 02/19/2016, Strike Price $72.50	26	221
Electronic Arts, Inc., Expires 02/19/2016, Strike Price $74.50	12	54
Electronic Arts, Inc., Expires 02/19/2016, Strike Price $76.00	5	12
Electronic Arts, Inc., Expires 02/19/2016, Strike Price $77.00	26	65
Electronic Arts, Inc., Expires 02/19/2016, Strike Price $77.50	26	52
Electronic Arts, Inc., Expires 02/19/2016, Strike Price $78.50	13	32
Electronic Arts, Inc., Expires 02/19/2016, Strike Price $79.00	26	52
Electronic Arts, Inc., Expires 02/19/2016, Strike Price $79.50	39	78
Electronic Arts, Inc., Expires 02/19/2016, Strike Price $80.00	13	26
Eli Lilly & Co., Expires 02/05/2016, Strike Price $84.50	22	407
Eli Lilly & Co., Expires 02/05/2016, Strike Price $86.00	55	743
Eli Lilly & Co., Expires 02/05/2016, Strike Price $87.00	11	209
Eli Lilly & Co., Expires 02/05/2016, Strike Price $88.00	22	418
Eli Lilly & Co., Expires 02/05/2016, Strike Price $89.50	22	418
Eli Lilly & Co., Expires 02/12/2016, Strike Price $85.50	22	154
Eli Lilly & Co., Expires 02/12/2016, Strike Price $86.50	22	165
Eli Lilly & Co., Expires 02/12/2016, Strike Price $87.00	50	325
Eli Lilly & Co., Expires 02/12/2016, Strike Price $87.50	11	66
Eli Lilly & Co., Expires 02/12/2016, Strike Price $88.00	11	44
Eli Lilly & Co., Expires 02/12/2016, Strike Price $88.50	22	110
Eli Lilly & Co., Expires 02/12/2016, Strike Price $89.00	11	50
Eli Lilly & Co., Expires 02/12/2016, Strike Price $90.00	11	39
Eli Lilly & Co., Expires 02/12/2016, Strike Price $90.50	11	39
Eli Lilly & Co., Expires 02/12/2016, Strike Price $91.50	22	66
Eli Lilly & Co., Expires 02/19/2016, Strike Price $85.00	11	209
Eli Lilly & Co., Expires 02/19/2016, Strike Price $85.50	33	479
Eli Lilly & Co., Expires 02/19/2016, Strike Price $86.00	33	396
Eli Lilly & Co., Expires 02/19/2016, Strike Price $86.50	33	231
Eli Lilly & Co., Expires 02/19/2016, Strike Price $87.00	66	396
Eli Lilly & Co., Expires 02/19/2016, Strike Price $87.50	33	215
Eli Lilly & Co., Expires 02/19/2016, Strike Price $88.00	44	352
Eli Lilly & Co., Expires 02/19/2016, Strike Price $88.50	22	154
Eli Lilly & Co., Expires 02/19/2016, Strike Price $89.50	11	55
Endo International PLC, Expires 02/05/2016, Strike Price $56.00	16	2,280
Endo International PLC, Expires 02/05/2016, Strike Price $56.50	16	1,960
Endo International PLC, Expires 02/05/2016, Strike Price $58.50	16	920
Endo International PLC, Expires 02/05/2016, Strike Price $59.50	16	600
Endo International PLC, Expires 02/05/2016, Strike Price $60.50	1	30
Endo International PLC, Expires 02/05/2016, Strike Price $61.00	16	480
Endo International PLC, Expires 02/05/2016, Strike Price $61.50	16	400

Endo International PLC, Expires 02/05/2016, Strike Price $62.50	5	100
Endo International PLC, Expires 02/19/2016, Strike Price $61.00	15	1,125
Endo International PLC, Expires 02/19/2016, Strike Price $63.50	12	570
Endo International PLC, Expires 02/19/2016, Strike Price $65.00	5	125
Entergy Corp., Expires 02/19/2016, Strike Price $72.50	13	650
EOG Resources, Inc., Expires 02/05/2016, Strike Price $69.50	42	11,130
EOG Resources, Inc., Expires 02/05/2016, Strike Price $70.00	14	3,248
EOG Resources, Inc., Expires 02/05/2016, Strike Price $71.00	28	4,886
EOG Resources, Inc., Expires 02/05/2016, Strike Price $74.00	5	232
EOG Resources, Inc., Expires 02/05/2016, Strike Price $75.00	13	416
EOG Resources, Inc., Expires 02/05/2016, Strike Price $75.50	13	221
EOG Resources, Inc., Expires 02/05/2016, Strike Price $76.00	26	286
EOG Resources, Inc., Expires 02/05/2016, Strike Price $77.00	13	117
EOG Resources, Inc., Expires 02/05/2016, Strike Price $77.50	26	156
EOG Resources, Inc., Expires 02/12/2016, Strike Price $74.00	13	1,105
EOG Resources, Inc., Expires 02/12/2016, Strike Price $75.00	13	1,066
EOG Resources, Inc., Expires 02/12/2016, Strike Price $76.00	26	1,196
EOG Resources, Inc., Expires 02/12/2016, Strike Price $77.00	26	910
EOG Resources, Inc., Expires 02/12/2016, Strike Price $78.00	13	351
EOG Resources, Inc., Expires 02/12/2016, Strike Price $80.00	26	312
EOG Resources, Inc., Expires 02/19/2016, Strike Price $72.50	26	5,486
EOG Resources, Inc., Expires 02/19/2016, Strike Price $74.00	13	1,586
EOG Resources, Inc., Expires 02/19/2016, Strike Price $74.50	40	5,440
EOG Resources, Inc., Expires 02/19/2016, Strike Price $76.00	11	1,034
EOG Resources, Inc., Expires 02/19/2016, Strike Price $77.00	26	1,300
EOG Resources, Inc., Expires 02/19/2016, Strike Price $77.50	13	624
EOG Resources, Inc., Expires 02/19/2016, Strike Price $78.50	14	462
EQT Corp., Expires 02/19/2016, Strike Price $65.00	98	9,800
EQT Corp., Expires 02/19/2016, Strike Price $70.00	42	1,050
Equifax, Inc., Expires 02/19/2016, Strike Price $110.00	19	1,995
Equifax, Inc., Expires 02/19/2016, Strike Price $115.00	31	930
Equinix, Inc., Expires 02/19/2016, Strike Price $320.00	18	8,280
Equinix, Inc., Expires 02/19/2016, Strike Price $330.00	6	1,200
Equinix, Inc., Expires 02/19/2016, Strike Price $340.00	12	900
Equinix, Inc., Expires 02/19/2016, Strike Price $350.00	6	30
Equity Residential, Expires 02/19/2016, Strike Price $80.00	1	45
Equity Residential, Expires 02/19/2016, Strike Price $85.00	22	110
Equity Residential, Expires 02/19/2016, Strike Price $87.50	33	165
Estee Lauder Cos., Inc., Expires 02/19/2016, Strike Price $87.50	20	3,450
Estee Lauder Cos., Inc., Expires 02/19/2016, Strike Price $90.00	7	647
Estee Lauder Cos., Inc., Expires 02/19/2016, Strike Price $92.50	27	1,282
Estee Lauder Cos., Inc., Expires 02/19/2016, Strike Price $95.00	44	1,012
Euro Fx Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $1.10	500	112,500
Euro Fx Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $1.10	500	62,500
Euro Fx Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $1.11	540	40,500
Euro Fx Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $1.11	550	24,062
Euro Fx Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $1.12	650	16,250
Euro Fx Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $1.12	225	4,219
Euro Fx Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $1.13	50	625
Euro Fx Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $1.10	150	71,408
Euro Fx Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $1.10	100	31,564
Euro Fx Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $1.11	50	11,095
Euro-Bund Future, March 2016 Settlement, Expires 02/19/2016, Strike Price EUR 162.50	400	589,312
Euro-Bund Future, March 2016 Settlement, Expires 02/19/2016, Strike Price EUR 163.00	500	563,313
Euro-Bund Future, March 2016 Settlement, Expires 02/19/2016, Strike Price EUR 163.50	400	333,655
Euro-Bund Future, March 2016 Settlement, Expires 02/19/2016, Strike Price EUR 164.00	190	113,204
Expedia, Inc., Expires 02/12/2016, Strike Price $120.00	24	480
Expedia, Inc., Expires 02/12/2016, Strike Price $124.00	8	100
Expedia, Inc., Expires 02/12/2016, Strike Price $127.00	8	80
Expedia, Inc., Expires 02/19/2016, Strike Price $103.00	27	9,990
Expedia, Inc., Expires 02/19/2016, Strike Price $104.00	18	5,940
Expedia, Inc., Expires 02/19/2016, Strike Price $109.00	9	1,575
Expedia, Inc., Expires 02/19/2016, Strike Price $111.00	11	1,870

Expedia, Inc., Expires 02/19/2016, Strike Price $113.00	10	1,275
Expedia, Inc., Expires 02/19/2016, Strike Price $115.00	9	855
Expedia, Inc., Expires 02/19/2016, Strike Price $116.00	8	640
Expedia, Inc., Expires 02/19/2016, Strike Price $117.00	9	495
Expedia, Inc., Expires 02/19/2016, Strike Price $120.00	8	320
Expedia, Inc., Expires 02/19/2016, Strike Price $122.00	8	200
Expedia, Inc., Expires 02/19/2016, Strike Price $125.00	24	360
Expedia, Inc., Expires 02/26/2016, Strike Price $117.00	6	390
Express Scripts Holding Co., Expires 02/05/2016, Strike Price $77.00	24	132
Express Scripts Holding Co., Expires 02/05/2016, Strike Price $79.00	12	222
Express Scripts Holding Co., Expires 02/05/2016, Strike Price $85.00	11	209
Express Scripts Holding Co., Expires 02/05/2016, Strike Price $85.50	22	418
Express Scripts Holding Co., Expires 02/05/2016, Strike Price $87.00	11	209
Express Scripts Holding Co., Expires 02/05/2016, Strike Price $87.50	33	627
Express Scripts Holding Co., Expires 02/05/2016, Strike Price $88.50	11	209
Express Scripts Holding Co., Expires 02/05/2016, Strike Price $90.00	22	550
Express Scripts Holding Co., Expires 02/05/2016, Strike Price $90.50	33	825
Express Scripts Holding Co., Expires 02/05/2016, Strike Price $91.00	22	418
Express Scripts Holding Co., Expires 02/12/2016, Strike Price $76.50	12	330
Express Scripts Holding Co., Expires 02/12/2016, Strike Price $78.00	46	874
Express Scripts Holding Co., Expires 02/12/2016, Strike Price $78.50	36	702
Express Scripts Holding Co., Expires 02/12/2016, Strike Price $79.00	12	228
Express Scripts Holding Co., Expires 02/12/2016, Strike Price $79.50	70	945
Express Scripts Holding Co., Expires 02/12/2016, Strike Price $80.00	12	156
Express Scripts Holding Co., Expires 02/12/2016, Strike Price $80.50	24	456
Express Scripts Holding Co., Expires 02/12/2016, Strike Price $82.50	12	228
Express Scripts Holding Co., Expires 02/12/2016, Strike Price $83.00	12	228
Express Scripts Holding Co., Expires 02/12/2016, Strike Price $84.00	12	228
Express Scripts Holding Co., Expires 02/12/2016, Strike Price $85.50	16	304
Extra Space Storage, Inc., Expires 02/19/2016, Strike Price $95.00	11	660
Exxon Mobil Corp., Expires 02/05/2016, Strike Price $78.00	108	11,340
Exxon Mobil Corp., Expires 02/05/2016, Strike Price $78.50	72	6,192
Exxon Mobil Corp., Expires 02/05/2016, Strike Price $79.00	72	4,464
Exxon Mobil Corp., Expires 02/05/2016, Strike Price $80.00	48	1,920
Exxon Mobil Corp., Expires 02/05/2016, Strike Price $80.50	96	2,112
Exxon Mobil Corp., Expires 02/05/2016, Strike Price $81.00	108	2,160
Exxon Mobil Corp., Expires 02/05/2016, Strike Price $81.50	36	360
Exxon Mobil Corp., Expires 02/12/2016, Strike Price $78.00	12	1,668
Exxon Mobil Corp., Expires 02/12/2016, Strike Price $78.50	36	3,060
Exxon Mobil Corp., Expires 02/12/2016, Strike Price $79.50	24	1,584
Exxon Mobil Corp., Expires 02/12/2016, Strike Price $80.00	36	1,980
Exxon Mobil Corp., Expires 02/12/2016, Strike Price $80.50	72	3,456
Exxon Mobil Corp., Expires 02/12/2016, Strike Price $81.00	84	2,352
Exxon Mobil Corp., Expires 02/12/2016, Strike Price $81.50	72	1,008
Exxon Mobil Corp., Expires 02/12/2016, Strike Price $82.00	120	960
Exxon Mobil Corp., Expires 02/12/2016, Strike Price $82.50	132	924
Exxon Mobil Corp., Expires 02/12/2016, Strike Price $83.00	24	120
Exxon Mobil Corp., Expires 02/19/2016, Strike Price $79.00	12	1,248
Exxon Mobil Corp., Expires 02/19/2016, Strike Price $79.50	12	1,032
Exxon Mobil Corp., Expires 02/19/2016, Strike Price $80.00	12	858
Exxon Mobil Corp., Expires 02/19/2016, Strike Price $80.50	12	696
Exxon Mobil Corp., Expires 02/19/2016, Strike Price $81.50	12	450
Exxon Mobil Corp., Expires 02/19/2016, Strike Price $82.00	36	936
Exxon Mobil Corp., Expires 02/19/2016, Strike Price $83.50	36	522
Exxon Mobil Corp., Expires 02/19/2016, Strike Price $84.00	24	276
Exxon Mobil Corp., Expires 02/26/2016, Strike Price $79.00	24	2,592
Exxon Mobil Corp., Expires 02/26/2016, Strike Price $79.50	36	3,888
Exxon Mobil Corp., Expires 02/26/2016, Strike Price $81.00	60	3,300
Exxon Mobil Corp., Expires 02/26/2016, Strike Price $82.00	36	1,476
Exxon Mobil Corp., Expires 02/26/2016, Strike Price $82.50	36	1,008
Exxon Mobil Corp., Expires 02/26/2016, Strike Price $83.00	72	1,368
Exxon Mobil Corp., Expires 02/26/2016, Strike Price $83.50	48	720
Exxon Mobil Corp., Expires 02/26/2016, Strike Price $84.00	96	1,152

F5 Networks, Inc., Expires 02/05/2016, Strike Price $101.00	10	180
F5 Networks, Inc., Expires 02/05/2016, Strike Price $102.00	10	125
F5 Networks, Inc., Expires 02/12/2016, Strike Price $94.50	10	1,830
F5 Networks, Inc., Expires 02/12/2016, Strike Price $96.00	10	1,205
F5 Networks, Inc., Expires 02/12/2016, Strike Price $97.50	10	775
F5 Networks, Inc., Expires 02/12/2016, Strike Price $99.50	20	770
F5 Networks, Inc., Expires 02/12/2016, Strike Price $100.00	8	280
F5 Networks, Inc., Expires 02/12/2016, Strike Price $103.00	10	185
F5 Networks, Inc., Expires 02/12/2016, Strike Price $105.00	10	135
F5 Networks, Inc., Expires 02/19/2016, Strike Price $98.00	7	676
Facebook, Inc., Expires 02/05/2016, Strike Price $98.50	16	21,640
Facebook, Inc., Expires 02/05/2016, Strike Price $99.00	9	11,790
Facebook, Inc., Expires 02/05/2016, Strike Price $99.50	10	250
Facebook, Inc., Expires 02/05/2016, Strike Price $99.50	9	11,295
Facebook, Inc., Expires 02/05/2016, Strike Price $100.00	9	10,935
Facebook, Inc., Expires 02/05/2016, Strike Price $101.00	9	10,012
Facebook, Inc., Expires 02/05/2016, Strike Price $102.00	17	17,340
Facebook, Inc., Expires 02/05/2016, Strike Price $104.00	2	1,660
Facebook, Inc., Expires 02/05/2016, Strike Price $105.00	11	8,057
Facebook, Inc., Expires 02/05/2016, Strike Price $106.00	18	11,610
Facebook, Inc., Expires 02/05/2016, Strike Price $107.00	45	25,088
Facebook, Inc., Expires 02/05/2016, Strike Price $108.00	23	10,868
Facebook, Inc., Expires 02/05/2016, Strike Price $109.00	19	7,458
Facebook, Inc., Expires 02/05/2016, Strike Price $110.00	27	8,640
Facebook, Inc., Expires 02/05/2016, Strike Price $111.00	18	4,590
Facebook, Inc., Expires 02/05/2016, Strike Price $112.00	9	1,746
Facebook, Inc., Expires 02/05/2016, Strike Price $113.00	35	5,145
Facebook, Inc., Expires 02/05/2016, Strike Price $114.00	34	3,706
Facebook, Inc., Expires 02/05/2016, Strike Price $115.00	17	1,292
Facebook, Inc., Expires 02/05/2016, Strike Price $116.00	17	893
Facebook, Inc., Expires 02/05/2016, Strike Price $117.00	16	544
Facebook, Inc., Expires 02/05/2016, Strike Price $118.00	8	184
Facebook, Inc., Expires 02/12/2016, Strike Price $103.00	9	8,595
Facebook, Inc., Expires 02/12/2016, Strike Price $107.00	9	5,513
Facebook, Inc., Expires 02/12/2016, Strike Price $108.00	9	4,793
Facebook, Inc., Expires 02/12/2016, Strike Price $110.00	55	21,450
Facebook, Inc., Expires 02/12/2016, Strike Price $111.00	18	5,940
Facebook, Inc., Expires 02/12/2016, Strike Price $112.00	18	4,905
Facebook, Inc., Expires 02/12/2016, Strike Price $113.00	36	8,010
Facebook, Inc., Expires 02/12/2016, Strike Price $114.00	27	4,806
Facebook, Inc., Expires 02/12/2016, Strike Price $115.00	50	7,025
Facebook, Inc., Expires 02/12/2016, Strike Price $116.00	52	5,694
Facebook, Inc., Expires 02/12/2016, Strike Price $117.00	24	1,920
Facebook, Inc., Expires 02/12/2016, Strike Price $118.00	8	520
Facebook, Inc., Expires 02/12/2016, Strike Price $125.00	72	864
Facebook, Inc., Expires 02/19/2016, Strike Price $99.50	18	23,400
Facebook, Inc., Expires 02/19/2016, Strike Price $100.00	18	22,545
Facebook, Inc., Expires 02/19/2016, Strike Price $101.00	9	10,440
Facebook, Inc., Expires 02/19/2016, Strike Price $102.00	9	9,608
Facebook, Inc., Expires 02/19/2016, Strike Price $103.00	9	8,843
Facebook, Inc., Expires 02/19/2016, Strike Price $104.00	9	8,033
Facebook, Inc., Expires 02/19/2016, Strike Price $105.00	9	7,223
Facebook, Inc., Expires 02/19/2016, Strike Price $108.00	36	20,520
Facebook, Inc., Expires 02/19/2016, Strike Price $109.00	34	17,170
Facebook, Inc., Expires 02/19/2016, Strike Price $110.00	27	11,745
Facebook, Inc., Expires 02/19/2016, Strike Price $111.00	2	755
Facebook, Inc., Expires 02/19/2016, Strike Price $112.00	11	3,520
Facebook, Inc., Expires 02/19/2016, Strike Price $113.00	18	4,833
Facebook, Inc., Expires 02/19/2016, Strike Price $114.00	18	4,005
Facebook, Inc., Expires 02/19/2016, Strike Price $115.00	63	11,624
Facebook, Inc., Expires 02/19/2016, Strike Price $116.00	49	7,399
Facebook, Inc., Expires 02/19/2016, Strike Price $117.00	40	4,560
Facebook, Inc., Expires 02/19/2016, Strike Price $118.00	24	2,256

Facebook, Inc., Expires 02/19/2016, Strike Price $119.00	8	584
Facebook, Inc., Expires 02/19/2016, Strike Price $120.00	4	228
Facebook, Inc., Expires 02/19/2016, Strike Price $124.00	48	1,536
Facebook, Inc., Expires 02/26/2016, Strike Price $116.00	32	5,600
Facebook, Inc., Expires 02/26/2016, Strike Price $117.00	24	3,624
Facebook, Inc., Expires 02/26/2016, Strike Price $118.00	8	1,024
Facebook, Inc., Expires 02/26/2016, Strike Price $119.00	24	2,760
Facebook, Inc., Expires 02/26/2016, Strike Price $120.00	8	688
FedEx Corp., Expires 02/05/2016, Strike Price $137.00	4	190
FedEx Corp., Expires 02/05/2016, Strike Price $138.00	2	63
FedEx Corp., Expires 02/05/2016, Strike Price $140.00	7	91
FedEx Corp., Expires 02/05/2016, Strike Price $142.00	21	126
FedEx Corp., Expires 02/05/2016, Strike Price $145.00	7	74
FedEx Corp., Expires 02/05/2016, Strike Price $152.50	32	368
FedEx Corp., Expires 02/12/2016, Strike Price $138.00	7	567
FedEx Corp., Expires 02/12/2016, Strike Price $141.00	7	228
FedEx Corp., Expires 02/12/2016, Strike Price $142.00	7	98
FedEx Corp., Expires 02/12/2016, Strike Price $143.00	7	88
FedEx Corp., Expires 02/12/2016, Strike Price $144.00	7	88
FedEx Corp., Expires 02/12/2016, Strike Price $145.00	7	88
FedEx Corp., Expires 02/19/2016, Strike Price $132.00	4	1,490
FedEx Corp., Expires 02/19/2016, Strike Price $134.00	7	1,859
FedEx Corp., Expires 02/19/2016, Strike Price $135.00	14	3,087
FedEx Corp., Expires 02/19/2016, Strike Price $136.00	7	1,264
FedEx Corp., Expires 02/19/2016, Strike Price $139.00	7	644
Fidelity National Information Services, Inc., Expires 02/19/2016, Strike Price $65.00	82	1,353
First Solar, Inc., Expires 02/05/2016, Strike Price $64.00	42	18,900
First Solar, Inc., Expires 02/05/2016, Strike Price $68.00	14	2,828
First Solar, Inc., Expires 02/12/2016, Strike Price $73.50	14	994
First Solar, Inc., Expires 02/19/2016, Strike Price $69.00	14	3,745
First Solar, Inc., Expires 02/19/2016, Strike Price $70.00	14	3,101
First Solar, Inc., Expires 02/19/2016, Strike Price $71.00	28	5,082
First Solar, Inc., Expires 02/19/2016, Strike Price $71.50	14	2,268
First Solar, Inc., Expires 02/19/2016, Strike Price $73.50	14	1,505
First Solar, Inc., Expires 02/19/2016, Strike Price $74.00	29	2,784
Fiserv, Inc., Expires 02/19/2016, Strike Price $95.00	74	16,095
General Dynamics Corp., Expires 02/19/2016, Strike Price $135.00	7	1,523
General Dynamics Corp., Expires 02/19/2016, Strike Price $140.00	14	805
General Dynamics Corp., Expires 02/19/2016, Strike Price $145.00	49	245
Genuine Parts Co., Expires 02/19/2016, Strike Price $85.00	11	2,943
Genuine Parts Co., Expires 02/19/2016, Strike Price $90.00	11	605
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1120.00	225	321,750
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1125.00	325	396,500
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1130.00	1,000	1,030,000
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1135.00	295	256,650
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1140.00	600	444,000
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1145.00	900	567,000
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1150.00	875	472,500
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1155.00	575	264,500
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1160.00	375	142,500
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1165.00	200	64,000
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1170.00	200	54,000
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1200.00	250	30,000
Harman International Industries, Inc., Expires 02/19/2016, Strike Price $80.00	45	4,050
Harman International Industries, Inc., Expires 02/19/2016, Strike Price $85.00	34	850
Harman International Industries, Inc., Expires 02/19/2016, Strike Price $90.00	24	240
Harris Corp., Expires 02/19/2016, Strike Price $90.00	11	1,238
Harris Corp., Expires 02/19/2016, Strike Price $95.00	61	1,373
Hasbro, Inc., Expires 02/19/2016, Strike Price $75.00	36	8,280
Hasbro, Inc., Expires 02/19/2016, Strike Price $80.00	12	810
Hasbro, Inc., Expires 02/19/2016, Strike Price $85.00	23	345
HCA Holdings, Inc., Expires 02/19/2016, Strike Price $73.00	13	1,430
HCA Holdings, Inc., Expires 02/19/2016, Strike Price $77.50	33	165

HCA Holdings, Inc., Expires 02/19/2016, Strike Price $78.00	63	315
HCA Holdings, Inc., Expires 02/26/2016, Strike Price $72.50	39	5,265
HCA Holdings, Inc., Expires 02/26/2016, Strike Price $74.00	26	2,210
HCA Holdings, Inc., Expires 02/26/2016, Strike Price $75.00	26	1,560
HCA Holdings, Inc., Expires 02/26/2016, Strike Price $75.50	91	4,550
HCA Holdings, Inc., Expires 02/26/2016, Strike Price $76.00	13	585
HCA Holdings, Inc., Expires 02/26/2016, Strike Price $77.00	39	1,170
HCA Holdings, Inc., Expires 02/26/2016, Strike Price $80.00	91	455
Hershey Co., Expires 02/19/2016, Strike Price $90.00	73	7,081
Hershey Co., Expires 02/19/2016, Strike Price $95.00	30	600
Home Depot, Inc., Expires 02/05/2016, Strike Price $126.00	8	944
Home Depot, Inc., Expires 02/05/2016, Strike Price $129.00	14	322
Home Depot, Inc., Expires 02/05/2016, Strike Price $130.00	9	104
Home Depot, Inc., Expires 02/05/2016, Strike Price $131.00	32	208
Home Depot, Inc., Expires 02/05/2016, Strike Price $132.00	5	25
Home Depot, Inc., Expires 02/05/2016, Strike Price $133.00	79	395
Home Depot, Inc., Expires 02/05/2016, Strike Price $134.00	12	60
Home Depot, Inc., Expires 02/05/2016, Strike Price $135.00	14	70
Home Depot, Inc., Expires 02/05/2016, Strike Price $136.00	56	280
Home Depot, Inc., Expires 02/12/2016, Strike Price $126.00	8	1,436
Home Depot, Inc., Expires 02/12/2016, Strike Price $128.00	8	724
Home Depot, Inc., Expires 02/12/2016, Strike Price $130.00	32	1,184
Home Depot, Inc., Expires 02/12/2016, Strike Price $131.00	2	44
Home Depot, Inc., Expires 02/12/2016, Strike Price $132.00	9	153
Home Depot, Inc., Expires 02/12/2016, Strike Price $133.00	8	68
Home Depot, Inc., Expires 02/26/2016, Strike Price $129.00	14	2,324
Home Depot, Inc., Expires 02/26/2016, Strike Price $130.00	14	1,666
Home Depot, Inc., Expires 02/26/2016, Strike Price $131.00	14	1,064
Home Depot, Inc., Expires 02/26/2016, Strike Price $132.00	14	980
Home Depot, Inc., Expires 02/26/2016, Strike Price $133.00	21	1,134
Home Depot, Inc., Expires 02/26/2016, Strike Price $135.00	7	154
Home Depot, Inc., Expires 02/26/2016, Strike Price $136.00	14	210
Honeywell International, Inc., Expires 02/19/2016, Strike Price $105.00	11	1,095
Honeywell International, Inc., Expires 02/19/2016, Strike Price $110.00	29	348
Hormel Foods Corp., Expires 02/19/2016, Strike Price $85.00	59	3,540
Hormel Foods Corp., Expires 02/19/2016, Strike Price $90.00	11	99
Humana, Inc., Expires 02/05/2016, Strike Price $185.00	4	30
Humana, Inc., Expires 02/19/2016, Strike Price $182.50	20	100
Humana, Inc., Expires 02/19/2016, Strike Price $185.00	7	35
Humana, Inc., Expires 02/26/2016, Strike Price $187.50	36	180
Humana, Inc., Expires 02/26/2016, Strike Price $190.00	6	30
Illinois Tool Works, Inc., Expires 02/19/2016, Strike Price $87.50	11	3,850
Illinois Tool Works, Inc., Expires 02/19/2016, Strike Price $92.50	11	798
Intercontinental Exchange, Inc., Expires 02/19/2016, Strike Price $260.00	24	20,640
Intercontinental Exchange, Inc., Expires 02/19/2016, Strike Price $270.00	22	7,810
Intercontinental Exchange, Inc., Expires 02/19/2016, Strike Price $280.00	4	470
Intercontinental Exchange, Inc., Expires 02/19/2016, Strike Price $290.00	2	10
International Business Machines Corp., Expires 02/05/2016, Strike Price $127.00	7	287
International Business Machines Corp., Expires 02/05/2016, Strike Price $128.00	7	154
International Business Machines Corp., Expires 02/05/2016, Strike Price $130.00	7	39
International Business Machines Corp., Expires 02/05/2016, Strike Price $131.00	1	11
International Business Machines Corp., Expires 02/05/2016, Strike Price $132.00	4	60
International Business Machines Corp., Expires 02/05/2016, Strike Price $133.00	1	6
International Business Machines Corp., Expires 02/12/2016, Strike Price $129.00	56	6,496
International Business Machines Corp., Expires 02/12/2016, Strike Price $130.00	70	980
International Business Machines Corp., Expires 02/12/2016, Strike Price $132.00	73	949
International Business Machines Corp., Expires 02/12/2016, Strike Price $133.00	26	169
International Business Machines Corp., Expires 02/12/2016, Strike Price $134.00	34	1,513
International Business Machines Corp., Expires 02/12/2016, Strike Price $135.00	11	319
International Business Machines Corp., Expires 02/12/2016, Strike Price $136.00	21	914
International Flavors & Fragrances, Inc., Expires 02/19/2016, Strike Price $125.00	36	1,710
Intuit, Inc., Expires 02/19/2016, Strike Price $105.00	3	30
Intuitive Surgical, Inc., Expires 02/12/2016, Strike Price $582.50	2	100

Intuitive Surgical, Inc., Expires 02/12/2016, Strike Price $587.50	2	235
Intuitive Surgical, Inc., Expires 02/12/2016, Strike Price $590.00	3	315
Intuitive Surgical, Inc., Expires 02/12/2016, Strike Price $600.00	5	88
Intuitive Surgical, Inc., Expires 02/12/2016, Strike Price $610.00	9	990
Intuitive Surgical, Inc., Expires 02/12/2016, Strike Price $640.00	8	860
Intuitive Surgical, Inc., Expires 02/19/2016, Strike Price $587.50	2	165
Intuitive Surgical, Inc., Expires 02/19/2016, Strike Price $592.50	2	125
Intuitive Surgical, Inc., Expires 02/19/2016, Strike Price $597.50	2	90
Japanese Yen Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $85.00	565	28,250
Japanese Yen Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $85.50	647	20,219
Japanese Yen Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $86.00	536	10,050
Japanese Yen Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $86.50	560	7,000
Japanese Yen Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $87.00	510	6,375
Japanese Yen Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $87.50	313	1,956
Japanese Yen Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $88.00	105	656
Japanese Yen Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $88.50	25	156
Japanese Yen Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $89.00	50	313
JB Hunt Transport Services, Inc., Expires 02/19/2016, Strike Price $75.00	80	4,600
JB Hunt Transport Services, Inc., Expires 02/19/2016, Strike Price $80.00	13	130
JPMorgan Chase & Co., Expires 02/05/2016, Strike Price $59.00	15	1,740
JPMorgan Chase & Co., Expires 02/05/2016, Strike Price $60.50	1	34
JPMorgan Chase & Co., Expires 02/12/2016, Strike Price $59.00	15	2,010
JPMorgan Chase & Co., Expires 02/12/2016, Strike Price $60.50	15	720
JPMorgan Chase & Co., Expires 02/12/2016, Strike Price $61.50	45	495
JPMorgan Chase & Co., Expires 02/19/2016, Strike Price $60.00	1	107
JPMorgan Chase & Co., Expires 02/26/2016, Strike Price $59.50	45	3,735
JPMorgan Chase & Co., Expires 02/26/2016, Strike Price $60.00	75	9,375
JPMorgan Chase & Co., Expires 02/26/2016, Strike Price $60.50	240	22,800
JPMorgan Chase & Co., Expires 02/26/2016, Strike Price $61.00	163	15,322
JPMorgan Chase & Co., Expires 02/26/2016, Strike Price $61.50	45	2,970
JPMorgan Chase & Co., Expires 02/26/2016, Strike Price $62.00	45	945
JPMorgan Chase & Co., Expires 02/26/2016, Strike Price $62.50	225	3,600
JPMorgan Chase & Co., Expires 02/26/2016, Strike Price $63.00	45	675
Kansas City Southern, Expires 02/12/2016, Strike Price $70.00	14	3,290
Kansas City Southern, Expires 02/12/2016, Strike Price $71.00	14	2,520
Kansas City Southern, Expires 02/12/2016, Strike Price $73.50	28	2,240
Kansas City Southern, Expires 02/12/2016, Strike Price $74.50	28	1,470
Kansas City Southern, Expires 02/12/2016, Strike Price $76.00	14	385
Kansas City Southern, Expires 02/19/2016, Strike Price $71.50	13	2,438
Kansas City Southern, Expires 02/19/2016, Strike Price $73.50	13	1,365
Kansas City Southern, Expires 02/19/2016, Strike Price $74.00	5	450
Kansas City Southern, Expires 02/19/2016, Strike Price $75.00	13	813
Kansas City Southern, Expires 02/19/2016, Strike Price $77.50	13	293
Kellogg Co., Expires 02/19/2016, Strike Price $75.00	36	3,240
Kellogg Co., Expires 02/19/2016, Strike Price $77.50	53	1,855
KLA-Tencor Corp., Expires 02/19/2016, Strike Price $70.00	61	1,220
Kraft Heinz Co., Expires 02/19/2016, Strike Price $80.00	96	7,440
L Brands, Inc., Expires 02/19/2016, Strike Price $100.00	36	2,520
L Brands, Inc., Expires 02/19/2016, Strike Price $105.00	47	470
L-3 Communications Holdings, Inc., Expires 02/19/2016, Strike Price $115.00	16	5,680
L-3 Communications Holdings, Inc., Expires 02/19/2016, Strike Price $125.00	11	220
Laboratory Corp. of America Holdings, Expires 02/19/2016, Strike Price $125.00	57	1,140
Lam Research Corp., Expires 02/19/2016, Strike Price $72.50	91	16,835
Lam Research Corp., Expires 02/19/2016, Strike Price $75.00	29	2,465
Lam Research Corp., Expires 02/19/2016, Strike Price $77.50	15	488
Lam Research Corp., Expires 02/19/2016, Strike Price $80.00	27	405
Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $59.00	360	986,400
Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $60.00	345	807,300
Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $61.00	620	1,209,000
Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $62.00	645	1,012,650
Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $63.00	280	336,000
Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $64.00	220	189,200
Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $65.00	80	44,800

Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $66.00	60	19,800
Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $67.00	20	3,400
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $134.00	250	265,000
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $135.00	170	139,400
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $136.00	140	86,800
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $137.00	150	69,000
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $138.00	60	20,400
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $139.00	40	10,000
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $140.00	30	5,700
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $141.00	10	1,400
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $142.00	40	4,400
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $143.00	40	3,600
Lockheed Martin Corp., Expires 02/19/2016, Strike Price $220.00	15	1,088
Lockheed Martin Corp., Expires 02/19/2016, Strike Price $235.00	45	225
Lockheed Martin Corp., Expires 02/19/2016, Strike Price $240.00	55	275
LyondellBasell Industries NV, Expires 02/19/2016, Strike Price $80.00	60	11,250
LyondellBasell Industries NV, Expires 02/19/2016, Strike Price $82.50	34	3,570
LyondellBasell Industries NV, Expires 02/19/2016, Strike Price $85.00	14	840
LyondellBasell Industries NV, Expires 02/19/2016, Strike Price $87.50	34	850
LyondellBasell Industries NV, Expires 02/19/2016, Strike Price $90.00	108	1,080
M&T Bank Corp., Expires 02/19/2016, Strike Price $110.00	9	2,610
M&T Bank Corp., Expires 02/19/2016, Strike Price $115.00	63	5,513
M&T Bank Corp., Expires 02/19/2016, Strike Price $120.00	8	80
Macerich Co., Expires 02/19/2016, Strike Price $80.00	30	2,100
Macerich Co., Expires 02/19/2016, Strike Price $85.00	22	550
Marriott International, Inc., Expires 02/19/2016, Strike Price $62.50	37	5,920
Marriott International, Inc., Expires 02/19/2016, Strike Price $65.00	58	4,495
Marriott International, Inc., Expires 02/19/2016, Strike Price $67.50	100	3,000
MasterCard, Inc., Expires 02/05/2016, Strike Price $90.00	10	640
MasterCard, Inc., Expires 02/05/2016, Strike Price $91.00	10	365
MasterCard, Inc., Expires 02/05/2016, Strike Price $92.00	30	405
MasterCard, Inc., Expires 02/05/2016, Strike Price $93.00	40	320
MasterCard, Inc., Expires 02/12/2016, Strike Price $91.50	20	1,240
MasterCard, Inc., Expires 02/12/2016, Strike Price $92.50	10	390
MasterCard, Inc., Expires 02/12/2016, Strike Price $93.50	30	435
MasterCard, Inc., Expires 02/12/2016, Strike Price $94.00	10	240
MasterCard, Inc., Expires 02/12/2016, Strike Price $95.00	16	152
MasterCard, Inc., Expires 02/12/2016, Strike Price $96.00	50	1,200
MasterCard, Inc., Expires 02/12/2016, Strike Price $96.50	40	960
MasterCard, Inc., Expires 02/12/2016, Strike Price $97.00	10	240
MasterCard, Inc., Expires 02/12/2016, Strike Price $100.00	20	110
MasterCard, Inc., Expires 02/19/2016, Strike Price $91.50	30	2,505
MasterCard, Inc., Expires 02/19/2016, Strike Price $92.00	10	665
MasterCard, Inc., Expires 02/19/2016, Strike Price $92.50	20	1,080
MasterCard, Inc., Expires 02/19/2016, Strike Price $94.00	10	290
MasterCard, Inc., Expires 02/19/2016, Strike Price $94.50	10	225
MasterCard, Inc., Expires 02/19/2016, Strike Price $95.00	10	195
MasterCard, Inc., Expires 02/19/2016, Strike Price $95.50	30	600
MasterCard, Inc., Expires 02/19/2016, Strike Price $96.50	30	600
MasterCard, Inc., Expires 02/19/2016, Strike Price $97.00	10	60
MasterCard, Inc., Expires 02/19/2016, Strike Price $97.50	30	450
MasterCard, Inc., Expires 02/19/2016, Strike Price $98.00	40	680
MasterCard, Inc., Expires 02/19/2016, Strike Price $98.50	20	260
MasterCard, Inc., Expires 02/19/2016, Strike Price $99.00	20	330
MasterCard, Inc., Expires 02/19/2016, Strike Price $99.50	20	350
MasterCard, Inc., Expires 02/19/2016, Strike Price $100.00	57	285
MasterCard, Inc., Expires 02/19/2016, Strike Price $101.00	10	185
McCormick & Co., Inc., Expires 02/19/2016, Strike Price $85.00	22	7,920
McDonald’s Corp., Expires 02/12/2016, Strike Price $134.00	50	300
McDonald’s Corp., Expires 02/12/2016, Strike Price $135.00	24	300
McGraw Hill Financial, Inc., Expires 02/19/2016, Strike Price $87.50	10	1,425
McGraw Hill Financial, Inc., Expires 02/19/2016, Strike Price $90.00	22	1,100
McGraw Hill Financial, Inc., Expires 02/19/2016, Strike Price $92.50	26	520

Mckesson Corp., Expires 02/19/2016, Strike Price $170.00	5	425
Mckesson Corp., Expires 02/19/2016, Strike Price $175.00	18	540
Mckesson Corp., Expires 02/19/2016, Strike Price $180.00	20	150
Mckesson Corp., Expires 02/19/2016, Strike Price $190.00	15	75
Mckesson Corp., Expires 02/19/2016, Strike Price $195.00	15	75
Mead Johnson Nutrition Co., Expires 02/19/2016, Strike Price $75.00	149	11,026
Mead Johnson Nutrition Co., Expires 02/19/2016, Strike Price $80.00	24	384
Medtronic PLC, Expires 02/05/2016, Strike Price $78.50	12	96
Mexican Peso, Expires 02/26/2016, Strike Price $18.79	50,000,000	234,050
Mexican Peso, Expires 02/29/2016, Strike Price $18.76	150,000,000	827,400
Mexican Peso, Expires 03/01/2016, Strike Price $18.74	50,000,000	405,000
Mohawk Industries, Inc., Expires 02/19/2016, Strike Price $175.00	12	1,500
Mohawk Industries, Inc., Expires 02/19/2016, Strike Price $180.00	7	350
Mohawk Industries, Inc., Expires 02/19/2016, Strike Price $185.00	18	315
Mohawk Industries, Inc., Expires 02/19/2016, Strike Price $190.00	6	90
Molson Coors Brewing Co., Expires 02/19/2016, Strike Price $92.50	30	4,500
Molson Coors Brewing Co., Expires 02/19/2016, Strike Price $95.00	50	4,000
Molson Coors Brewing Co., Expires 02/19/2016, Strike Price $97.50	17	638
Molson Coors Brewing Co., Expires 02/19/2016, Strike Price $100.00	20	250
Monsanto Co., Expires 02/05/2016, Strike Price $100.00	10	140
Monsanto Co., Expires 02/12/2016, Strike Price $93.50	40	2,920
Monsanto Co., Expires 02/12/2016, Strike Price $94.00	20	1,230
Monsanto Co., Expires 02/12/2016, Strike Price $94.50	20	970
Monsanto Co., Expires 02/12/2016, Strike Price $96.00	10	245
Monsanto Co., Expires 02/12/2016, Strike Price $96.50	20	430
Monsanto Co., Expires 02/12/2016, Strike Price $97.00	30	525
Monsanto Co., Expires 02/12/2016, Strike Price $97.50	20	290
Monsanto Co., Expires 02/12/2016, Strike Price $98.00	26	247
Monsanto Co., Expires 02/12/2016, Strike Price $98.50	10	130
Monsanto Co., Expires 02/12/2016, Strike Price $99.00	20	470
Monsanto Co., Expires 02/12/2016, Strike Price $102.00	20	440
Monster Beverage Corp., Expires 02/05/2016, Strike Price $152.50	6	1,410
Monster Beverage Corp., Expires 02/05/2016, Strike Price $155.00	4	120
Monster Beverage Corp., Expires 02/05/2016, Strike Price $165.00	6	990
Monster Beverage Corp., Expires 02/12/2016, Strike Price $142.00	7	1,050
Monster Beverage Corp., Expires 02/12/2016, Strike Price $146.00	4	1,010
Monster Beverage Corp., Expires 02/12/2016, Strike Price $149.00	7	315
Monster Beverage Corp., Expires 02/12/2016, Strike Price $155.00	6	1,020
Monster Beverage Corp., Expires 02/12/2016, Strike Price $157.50	6	540
Monster Beverage Corp., Expires 02/12/2016, Strike Price $160.00	6	75
Monster Beverage Corp., Expires 02/12/2016, Strike Price $165.00	6	720
Monster Beverage Corp., Expires 02/19/2016, Strike Price $140.00	7	1,890
Monster Beverage Corp., Expires 02/19/2016, Strike Price $143.00	7	1,218
Monster Beverage Corp., Expires 02/26/2016, Strike Price $139.00	7	3,290
Moody’s Corp., Expires 02/19/2016, Strike Price $95.00	6	348
Moody’s Corp., Expires 02/19/2016, Strike Price $100.00	30	345
Motorola Solutions, Inc., Expires 02/19/2016, Strike Price $70.00	51	2,805
Nasdaq, Inc., Expires 02/19/2016, Strike Price $65.00	70	2,800
Natural Gas Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $2.20	500	846,500
Natural Gas Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $2.25	500	698,000
Natural Gas Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $2.30	255	288,150
Natural Gas Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $2.35	150	138,000
Natural Gas Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $2.40	120	88,800
Natural Gas Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $2.50	2,000	948,000
Natural Gas Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $2.60	250	78,250
Natural Gas Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $2.75	300	52,200
Natural Gas Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $3.00	1,000	80,000
Natural Gas Future, April 2016 Settlement, Expires 03/28/2016, Strike Price $2.30	500	833,500
NIKE, Inc., Expires 02/05/2016, Strike Price $62.50	14	770
NIKE, Inc., Expires 02/05/2016, Strike Price $63.00	56	1,988
NIKE, Inc., Expires 02/05/2016, Strike Price $63.50	42	798
NIKE, Inc., Expires 02/05/2016, Strike Price $64.00	14	168
NIKE, Inc., Expires 02/05/2016, Strike Price $64.50	14	70

NIKE, Inc., Expires 02/12/2016, Strike Price $63.50	14	658
NIKE, Inc., Expires 02/12/2016, Strike Price $64.00	18	612
NIKE, Inc., Expires 02/12/2016, Strike Price $64.50	28	658
NIKE, Inc., Expires 02/12/2016, Strike Price $65.00	42	651
NIKE, Inc., Expires 02/12/2016, Strike Price $65.50	56	588
NIKE, Inc., Expires 02/12/2016, Strike Price $67.50	14	28
NIKE, Inc., Expires 02/19/2016, Strike Price $63.00	28	2,380
NIKE, Inc., Expires 02/19/2016, Strike Price $63.50	14	924
NIKE, Inc., Expires 02/19/2016, Strike Price $64.00	14	700
NIKE, Inc., Expires 02/19/2016, Strike Price $64.50	14	511
NIKE, Inc., Expires 02/19/2016, Strike Price $65.50	14	259
NIKE, Inc., Expires 02/19/2016, Strike Price $66.00	42	567
NIKE, Inc., Expires 02/19/2016, Strike Price $66.50	14	126
NIKE, Inc., Expires 02/26/2016, Strike Price $64.00	42	2,982
NIKE, Inc., Expires 02/26/2016, Strike Price $64.50	70	3,990
NIKE, Inc., Expires 02/26/2016, Strike Price $65.00	28	1,204
NIKE, Inc., Expires 02/26/2016, Strike Price $65.50	84	2,688
NIKE, Inc., Expires 02/26/2016, Strike Price $66.00	42	1,050
NIKE, Inc., Expires 02/26/2016, Strike Price $66.50	98	1,666
NIKE, Inc., Expires 02/26/2016, Strike Price $67.00	14	168
Norfolk Southern Corp., Expires 02/12/2016, Strike Price $72.50	3	293
Norfolk Southern Corp., Expires 02/19/2016, Strike Price $72.50	26	2,925
Norfolk Southern Corp., Expires 02/19/2016, Strike Price $75.50	13	585
Norfolk Southern Corp., Expires 02/19/2016, Strike Price $78.50	26	650
Norfolk Southern Corp., Expires 02/19/2016, Strike Price $79.00	26	650
Norfolk Southern Corp., Expires 02/19/2016, Strike Price $81.00	26	650
Northern Trust Corp., Expires 02/19/2016, Strike Price $65.00	74	3,145
Northrop Grumman Corp., Expires 02/19/2016, Strike Price $190.00	14	1,890
Northrop Grumman Corp., Expires 02/19/2016, Strike Price $195.00	4	150
Occidental Petroleum Corp., Expires 02/05/2016, Strike Price $68.50	26	3,874
Occidental Petroleum Corp., Expires 02/05/2016, Strike Price $69.00	13	1,378
Occidental Petroleum Corp., Expires 02/05/2016, Strike Price $70.50	39	1,755
Occidental Petroleum Corp., Expires 02/05/2016, Strike Price $71.00	13	520
Occidental Petroleum Corp., Expires 02/05/2016, Strike Price $71.50	13	208
Occidental Petroleum Corp., Expires 02/05/2016, Strike Price $72.00	13	390
Occidental Petroleum Corp., Expires 02/12/2016, Strike Price $69.00	13	2,080
Occidental Petroleum Corp., Expires 02/12/2016, Strike Price $69.50	5	748
Occidental Petroleum Corp., Expires 02/12/2016, Strike Price $70.00	2	200
Occidental Petroleum Corp., Expires 02/12/2016, Strike Price $72.50	41	2,050
Occidental Petroleum Corp., Expires 02/19/2016, Strike Price $65.00	13	6,045
Occidental Petroleum Corp., Expires 02/19/2016, Strike Price $67.50	28	8,120
Occidental Petroleum Corp., Expires 02/19/2016, Strike Price $70.00	14	2,184
Occidental Petroleum Corp., Expires 02/19/2016, Strike Price $70.50	13	1,365
Occidental Petroleum Corp., Expires 02/19/2016, Strike Price $72.00	28	2,394
Occidental Petroleum Corp., Expires 02/19/2016, Strike Price $73.00	13	468
Occidental Petroleum Corp., Expires 02/19/2016, Strike Price $73.50	13	390
Occidental Petroleum Corp., Expires 02/19/2016, Strike Price $78.00	13	104
Occidental Petroleum Corp., Expires 02/26/2016, Strike Price $70.50	52	6,240
Occidental Petroleum Corp., Expires 02/26/2016, Strike Price $71.50	52	4,212
Occidental Petroleum Corp., Expires 02/26/2016, Strike Price $72.50	13	754
Occidental Petroleum Corp., Expires 02/26/2016, Strike Price $73.00	13	715
Occidental Petroleum Corp., Expires 02/26/2016, Strike Price $74.00	26	910
Occidental Petroleum Corp., Expires 02/26/2016, Strike Price $76.00	39	624
Omnicom Group, Inc., Expires 02/19/2016, Strike Price $75.00	25	2,250
O’Reilly Automotive, Inc., Expires 02/19/2016, Strike Price $270.00	24	9,120
O’Reilly Automotive, Inc., Expires 02/19/2016, Strike Price $280.00	12	1,620
O’Reilly Automotive, Inc., Expires 02/19/2016, Strike Price $300.00	20	100
Parker Hannifin Corp., Expires 02/19/2016, Strike Price $100.00	64	6,720
Parker Hannifin Corp., Expires 02/19/2016, Strike Price $105.00	54	540
Perrigo Co. PLC, Expires 02/12/2016, Strike Price $170.00	6	180
Perrigo Co. PLC, Expires 02/12/2016, Strike Price $172.50	5	138
Perrigo Co. PLC, Expires 02/19/2016, Strike Price $155.00	6	795
Perrigo Co. PLC, Expires 02/19/2016, Strike Price $157.50	6	585

Perrigo Co. PLC, Expires 02/19/2016, Strike Price $160.00	54	3,645
Perrigo Co. PLC, Expires 02/19/2016, Strike Price $162.50	30	1,275
Perrigo Co. PLC, Expires 02/19/2016, Strike Price $165.00	12	330
Perrigo Co. PLC, Expires 02/19/2016, Strike Price $167.50	6	135
Perrigo Co. PLC, Expires 02/19/2016, Strike Price $172.50	6	90
Perrigo Co. PLC, Expires 02/19/2016, Strike Price $177.50	1	28
Phillips 66, Expires 02/05/2016, Strike Price $84.00	22	385
Phillips 66, Expires 02/05/2016, Strike Price $85.00	11	165
Phillips 66, Expires 02/05/2016, Strike Price $85.50	33	495
Phillips 66, Expires 02/05/2016, Strike Price $86.00	11	83
Phillips 66, Expires 02/12/2016, Strike Price $83.00	11	908
Phillips 66, Expires 02/12/2016, Strike Price $83.50	11	715
Phillips 66, Expires 02/12/2016, Strike Price $84.50	11	440
Phillips 66, Expires 02/12/2016, Strike Price $85.00	11	303
Phillips 66, Expires 02/12/2016, Strike Price $85.50	11	275
Phillips 66, Expires 02/12/2016, Strike Price $86.00	22	385
Phillips 66, Expires 02/12/2016, Strike Price $86.50	22	550
Phillips 66, Expires 02/12/2016, Strike Price $87.00	22	550
Phillips 66, Expires 02/12/2016, Strike Price $87.50	11	110
Phillips 66, Expires 02/12/2016, Strike Price $88.00	22	550
Phillips 66, Expires 02/12/2016, Strike Price $88.50	22	550
Phillips 66, Expires 02/12/2016, Strike Price $89.00	11	275
Phillips 66, Expires 02/12/2016, Strike Price $91.00	22	1,375
Phillips 66, Expires 02/19/2016, Strike Price $82.00	11	1,485
Phillips 66, Expires 02/19/2016, Strike Price $82.50	22	2,530
Phillips 66, Expires 02/19/2016, Strike Price $83.00	33	3,218
Phillips 66, Expires 02/19/2016, Strike Price $83.50	11	963
Phillips 66, Expires 02/19/2016, Strike Price $84.00	11	798
Phillips 66, Expires 02/19/2016, Strike Price $85.00	11	550
Phillips 66, Expires 02/19/2016, Strike Price $85.50	22	935
Phillips 66, Expires 02/19/2016, Strike Price $86.00	11	358
Phillips 66, Expires 02/19/2016, Strike Price $86.50	22	605
Phillips 66, Expires 02/19/2016, Strike Price $87.00	11	248
Phillips 66, Expires 02/19/2016, Strike Price $88.00	11	138
Phillips 66, Expires 02/19/2016, Strike Price $88.50	11	138
Phillips 66, Expires 02/19/2016, Strike Price $89.50	14	105
Phillips 66, Expires 02/19/2016, Strike Price $90.50	11	83
Pinnacle West Cap Corp., Expires 02/19/2016, Strike Price $70.00	41	410
Pioneer Natural Resources Co., Expires 02/05/2016, Strike Price $118.00	8	5,440
Pioneer Natural Resources Co., Expires 02/05/2016, Strike Price $122.00	16	6,960
Pioneer Natural Resources Co., Expires 02/05/2016, Strike Price $126.00	22	4,840
Pioneer Natural Resources Co., Expires 02/05/2016, Strike Price $127.00	53	9,540
Pioneer Natural Resources Co., Expires 02/05/2016, Strike Price $128.00	8	1,180
Pioneer Natural Resources Co., Expires 02/05/2016, Strike Price $132.00	8	440
Pioneer Natural Resources Co., Expires 02/05/2016, Strike Price $135.00	8	200
Pioneer Natural Resources Co., Expires 02/12/2016, Strike Price $124.00	7	3,500
Pioneer Natural Resources Co., Expires 02/19/2016, Strike Price $117.00	2	1,980
Pioneer Natural Resources Co., Expires 02/19/2016, Strike Price $118.00	8	7,480
Pioneer Natural Resources Co., Expires 02/19/2016, Strike Price $127.00	8	3,440
Pioneer Natural Resources Co., Expires 02/19/2016, Strike Price $143.00	42	1,470
Pioneer Natural Resources Co., Expires 02/19/2016, Strike Price $144.00	14	420
Pioneer Natural Resources Co., Expires 02/26/2016, Strike Price $128.00	7	3,010
Pioneer Natural Resources Co., Expires 02/26/2016, Strike Price $133.00	7	1,505
Pioneer Natural Resources Co., Expires 02/26/2016, Strike Price $135.00	7	1,190
Pioneer Natural Resources Co., Expires 02/26/2016, Strike Price $136.00	7	1,050
PNC Financial Services Group, Inc., Expires 02/19/2016, Strike Price $90.00	30	1,845
PNC Financial Services Group, Inc., Expires 02/19/2016, Strike Price $92.50	20	390
Polish Zloty, Expires 02/17/2016, Strike Price EUR 4.51	50,000,000	134,329
PPG Industries, Inc., Expires 02/19/2016, Strike Price $100.00	80	2,600
Praxair, Inc., Expires 02/19/2016, Strike Price $105.00	11	413
Price T Rowe Group, Inc., Expires 02/19/2016, Strike Price $70.00	52	10,920
Price T Rowe Group, Inc., Expires 02/19/2016, Strike Price $75.00	26	650
Priceline Group, Inc., Expires 02/05/2016, Strike Price $1077.50	1	1,500

Priceline Group, Inc., Expires 02/05/2016, Strike Price $1092.50	1	1,000
Priceline Group, Inc., Expires 02/05/2016, Strike Price $1102.50	3	1,935
Priceline Group, Inc., Expires 02/05/2016, Strike Price $1125.00	1	310
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1130.00	1	2,068
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1140.00	7	12,481
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1170.00	1	1,144
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1177.50	1	590
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1192.50	2	900
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1217.50	1	280
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1220.00	1	520
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1225.00	1	445
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1227.50	1	400
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1250.00	2	585
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1252.50	1	278
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1255.00	1	260
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1257.50	1	255
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1260.00	1	245
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1265.00	1	220
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1270.00	1	205
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1280.00	1	163
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1282.50	1	155
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1287.50	1	143
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1290.00	2	280
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1292.50	2	255
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1295.00	1	123
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1297.50	1	118
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1300.00	3	218
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1302.50	2	225
Priceline Group, Inc., Expires 02/19/2016, Strike Price $1305.00	1	108
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1120.00	1	2,680
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1132.50	1	1,470
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1137.50	5	6,750
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1142.50	1	1,270
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1172.50	2	1,600
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1182.50	1	690
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1192.50	1	590
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1197.50	1	540
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1200.00	1	610
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1202.50	1	510
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1205.00	1	490
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1207.50	1	460
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1212.50	1	420
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1215.00	7	2,870
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1220.00	9	3,420
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1227.50	1	340
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1230.00	2	1,080
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1232.50	1	300
Priceline Group, Inc., Expires 02/26/2016, Strike Price $1240.00	1	280
Prudential Financial, Inc., Expires 02/19/2016, Strike Price $72.50	26	2,483
Prudential Financial, Inc., Expires 02/19/2016, Strike Price $75.00	26	975
Prudential Financial, Inc., Expires 02/19/2016, Strike Price $77.50	26	325
Prudential Financial, Inc., Expires 02/19/2016, Strike Price $80.00	91	637
Public Storage, Expires 02/19/2016, Strike Price $270.00	40	2,200
PVH Corp., Expires 02/19/2016, Strike Price $75.00	52	7,800
PVH Corp., Expires 02/19/2016, Strike Price $80.00	33	578
Quest Diagnostics, Inc., Expires 02/19/2016, Strike Price $70.00	59	737
Ralph Lauren Corp., Expires 02/19/2016, Strike Price $115.00	16	5,360
Ralph Lauren Corp., Expires 02/19/2016, Strike Price $120.00	18	2,835
Raytheon Co., Expires 02/19/2016, Strike Price $125.00	10	4,400
Raytheon Co., Expires 02/19/2016, Strike Price $130.00	37	6,179
Raytheon Co., Expires 02/19/2016, Strike Price $135.00	8	368
Red Hat, Inc., Expires 02/19/2016, Strike Price $72.50	13	1,235
Red Hat, Inc., Expires 02/19/2016, Strike Price $75.00	50	1,875

Red Hat, Inc., Expires 02/19/2016, Strike Price $77.50	13	65
Rockwell Automation, Inc., Expires 02/19/2016, Strike Price $100.00	12	900
Rockwell Automation, Inc., Expires 02/19/2016, Strike Price $105.00	74	1,480
Rockwell Collins, Inc., Expires 02/19/2016, Strike Price $85.00	7	315
Rockwell Collins, Inc., Expires 02/19/2016, Strike Price $90.00	44	440
Roper Technologies, Inc., Expires 02/19/2016, Strike Price $175.00	12	5,880
Roper Technologies, Inc., Expires 02/19/2016, Strike Price $190.00	12	360
Royal Caribbean Cruises Ltd., Expires 02/19/2016, Strike Price $92.50	55	4,153
Royal Caribbean Cruises Ltd., Expires 02/19/2016, Strike Price $95.00	30	1,395
Royal Caribbean Cruises Ltd., Expires 02/19/2016, Strike Price $97.50	32	896
Royal Caribbean Cruises Ltd., Expires 02/19/2016, Strike Price $100.00	32	544
Russell 2000 Index, Expires 03/18/2016, Strike Price $1010.00	42	202,230
Russell 2000 Index, Expires 03/18/2016, Strike Price $1020.00	132	528,264
Russell 2000 Index, Expires 03/18/2016, Strike Price $1040.00	56	167,720
Russell 2000 Index, Expires 03/18/2016, Strike Price $1055.00	224	499,520
Russell 2000 Index, Expires 03/18/2016, Strike Price $1095.00	50	40,500
Russell 2000 Index, Expires 03/18/2016, Strike Price $1100.00	62	43,090
Salesforce.com, Inc., Expires 02/05/2016, Strike Price $71.00	13	377
Salesforce.com, Inc., Expires 02/05/2016, Strike Price $72.00	26	286
Salesforce.com, Inc., Expires 02/05/2016, Strike Price $72.50	13	117
Salesforce.com, Inc., Expires 02/05/2016, Strike Price $74.50	13	91
Salesforce.com, Inc., Expires 02/05/2016, Strike Price $79.50	13	325
Salesforce.com, Inc., Expires 02/12/2016, Strike Price $74.50	26	416
Salesforce.com, Inc., Expires 02/12/2016, Strike Price $75.00	13	117
Salesforce.com, Inc., Expires 02/12/2016, Strike Price $75.50	33	313
Salesforce.com, Inc., Expires 02/12/2016, Strike Price $76.50	26	377
Salesforce.com, Inc., Expires 02/12/2016, Strike Price $77.50	13	104
Salesforce.com, Inc., Expires 02/12/2016, Strike Price $78.00	20	280
Salesforce.com, Inc., Expires 02/12/2016, Strike Price $78.50	13	149
Salesforce.com, Inc., Expires 02/12/2016, Strike Price $79.50	26	494
Salesforce.com, Inc., Expires 02/12/2016, Strike Price $80.00	52	364
Salesforce.com, Inc., Expires 02/12/2016, Strike Price $81.00	30	570
Salesforce.com, Inc., Expires 02/12/2016, Strike Price $82.50	39	975
Salesforce.com, Inc., Expires 02/19/2016, Strike Price $75.50	13	286
Salesforce.com, Inc., Expires 02/19/2016, Strike Price $78.00	13	149
Salesforce.com, Inc., Expires 02/26/2016, Strike Price $74.00	4	344
Salesforce.com, Inc., Expires 02/26/2016, Strike Price $75.00	9	630
Salesforce.com, Inc., Expires 02/26/2016, Strike Price $76.00	13	676
Schein Henry, Inc., Expires 02/19/2016, Strike Price $155.00	6	960
Schein Henry, Inc., Expires 02/19/2016, Strike Price $160.00	23	920
Schlumberger Ltd., Expires 02/05/2016, Strike Price $68.00	14	6,265
Schlumberger Ltd., Expires 02/05/2016, Strike Price $68.50	42	16,905
Schlumberger Ltd., Expires 02/05/2016, Strike Price $69.50	14	4,375
Schlumberger Ltd., Expires 02/05/2016, Strike Price $70.00	56	15,568
Schlumberger Ltd., Expires 02/05/2016, Strike Price $70.50	14	3,353
Schlumberger Ltd., Expires 02/05/2016, Strike Price $71.00	14	2,856
Schlumberger Ltd., Expires 02/05/2016, Strike Price $71.50	14	2,394
Schlumberger Ltd., Expires 02/05/2016, Strike Price $73.00	14	1,295
Schlumberger Ltd., Expires 02/12/2016, Strike Price $66.50	14	7,420
Schlumberger Ltd., Expires 02/12/2016, Strike Price $68.50	20	8,750
Schlumberger Ltd., Expires 02/12/2016, Strike Price $70.00	12	3,750
Schlumberger Ltd., Expires 02/12/2016, Strike Price $71.00	10	2,455
Schlumberger Ltd., Expires 02/12/2016, Strike Price $72.00	28	5,166
Schlumberger Ltd., Expires 02/12/2016, Strike Price $72.50	113	17,911
Schlumberger Ltd., Expires 02/12/2016, Strike Price $73.00	238	31,892
Schlumberger Ltd., Expires 02/19/2016, Strike Price $66.50	42	25,620
Schlumberger Ltd., Expires 02/19/2016, Strike Price $67.00	14	7,980
Schlumberger Ltd., Expires 02/19/2016, Strike Price $68.00	15	7,275
Schlumberger Ltd., Expires 02/19/2016, Strike Price $69.00	14	5,670
Schlumberger Ltd., Expires 02/19/2016, Strike Price $69.50	14	5,145
Schlumberger Ltd., Expires 02/19/2016, Strike Price $70.00	14	4,655
Schlumberger Ltd., Expires 02/26/2016, Strike Price $72.00	31	7,409
Sherwin Williams Co., Expires 02/19/2016, Strike Price $290.00	4	20

Signet Jewelers Ltd., Expires 02/19/2016, Strike Price $120.00	16	1,440
Signet Jewelers Ltd., Expires 02/19/2016, Strike Price $125.00	16	1,184
Signet Jewelers Ltd., Expires 02/19/2016, Strike Price $130.00	16	360
Silver Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $14.25	25	38,000
Silver Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $14.50	61	61,610
Silver Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $14.75	328	211,560
Silver Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $15.00	402	166,830
Silver Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $15.25	161	42,665
Silver Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $15.50	35	6,125
Silver Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $15.75	225	27,000
Skyworks Solutions, Inc., Expires 02/05/2016, Strike Price $67.50	13	3,088
Skyworks Solutions, Inc., Expires 02/05/2016, Strike Price $71.00	13	780
Skyworks Solutions, Inc., Expires 02/05/2016, Strike Price $73.00	13	143
Skyworks Solutions, Inc., Expires 02/12/2016, Strike Price $71.00	13	1,430
Skyworks Solutions, Inc., Expires 02/12/2016, Strike Price $72.00	26	1,170
Skyworks Solutions, Inc., Expires 02/12/2016, Strike Price $74.00	26	975
Skyworks Solutions, Inc., Expires 02/12/2016, Strike Price $75.00	46	1,035
Skyworks Solutions, Inc., Expires 02/19/2016, Strike Price $69.00	13	3,120
Skyworks Solutions, Inc., Expires 02/19/2016, Strike Price $70.00	1	195
Skyworks Solutions, Inc., Expires 02/19/2016, Strike Price $70.50	13	1,430
Skyworks Solutions, Inc., Expires 02/19/2016, Strike Price $71.50	13	1,170
Skyworks Solutions, Inc., Expires 02/19/2016, Strike Price $72.00	15	1,763
Skyworks Solutions, Inc., Expires 02/19/2016, Strike Price $74.00	13	845
Skyworks Solutions, Inc., Expires 02/19/2016, Strike Price $74.50	1	55
Skyworks Solutions, Inc., Expires 02/19/2016, Strike Price $76.00	13	260
Skyworks Solutions, Inc., Expires 02/19/2016, Strike Price $77.50	13	228
Skyworks Solutions, Inc., Expires 02/26/2016, Strike Price $71.00	13	2,470
Skyworks Solutions, Inc., Expires 02/26/2016, Strike Price $71.50	13	2,210
Skyworks Solutions, Inc., Expires 02/26/2016, Strike Price $72.50	13	1,170
Skyworks Solutions, Inc., Expires 02/26/2016, Strike Price $73.50	13	1,300
Skyworks Solutions, Inc., Expires 02/26/2016, Strike Price $74.00	26	1,560
Skyworks Solutions, Inc., Expires 02/26/2016, Strike Price $75.00	26	1,820
SL Green Realty Corp., Expires 02/19/2016, Strike Price $110.00	18	225
Snap On, Inc., Expires 02/19/2016, Strike Price $170.00	6	420
Snap On, Inc., Expires 02/19/2016, Strike Price $175.00	6	90
Soybean Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $880.00	295	186,219
Soybean Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $890.00	675	270,000
Soybean Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $900.00	1,920	468,000
Soybean Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $910.00	285	39,187
Soybean Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $920.00	325	26,406
Soybean Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $940.00	200	6,250
Soybean Future, April 2016 Settlement, Expires 03/24/2016, Strike Price $950.00	100	12,778
Stanley Black & Decker, Inc., Expires 02/19/2016, Strike Price $100.00	65	2,600
Stanley Black & Decker, Inc., Expires 02/19/2016, Strike Price $105.00	20	150
Starbucks Corp., Expires 02/05/2016, Strike Price $60.50	15	1,125
Starbucks Corp., Expires 02/05/2016, Strike Price $61.00	15	743
Starbucks Corp., Expires 02/05/2016, Strike Price $61.50	15	465
Starbucks Corp., Expires 02/05/2016, Strike Price $62.50	45	405
Starbucks Corp., Expires 02/05/2016, Strike Price $64.00	30	75
Starbucks Corp., Expires 02/05/2016, Strike Price $64.50	75	188
Starbucks Corp., Expires 02/05/2016, Strike Price $65.50	2	5
Starbucks Corp., Expires 02/12/2016, Strike Price $60.00	15	2,040
Starbucks Corp., Expires 02/12/2016, Strike Price $60.50	15	1,590
Starbucks Corp., Expires 02/12/2016, Strike Price $61.00	15	1,200
Starbucks Corp., Expires 02/12/2016, Strike Price $61.50	30	1,725
Starbucks Corp., Expires 02/12/2016, Strike Price $62.00	15	600
Starbucks Corp., Expires 02/12/2016, Strike Price $63.00	30	495
Starbucks Corp., Expires 02/12/2016, Strike Price $63.50	105	1,155
Starbucks Corp., Expires 02/12/2016, Strike Price $64.50	30	120
Starbucks Corp., Expires 02/12/2016, Strike Price $65.00	15	38
Starbucks Corp., Expires 02/12/2016, Strike Price $66.00	105	263
Starbucks Corp., Expires 02/19/2016, Strike Price $64.00	15	165
Starwood Hotels & Resorts Worldwide, Inc., Expires 02/05/2016, Strike Price $64.00	15	270

Starwood Hotels & Resorts Worldwide, Inc., Expires 02/05/2016, Strike Price $64.50	15	375
Starwood Hotels & Resorts Worldwide, Inc., Expires 02/05/2016, Strike Price $65.00	75	900
Starwood Hotels & Resorts Worldwide, Inc., Expires 02/05/2016, Strike Price $66.50	15	113
Starwood Hotels & Resorts Worldwide, Inc., Expires 02/05/2016, Strike Price $67.00	31	171
Starwood Hotels & Resorts Worldwide, Inc., Expires 02/26/2016, Strike Price $71.50	14	70
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $14.75	360	12,096
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $15.00	507	11,357
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $15.25	421	9,430
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $15.50	440	4,928
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $15.75	470	5,264
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $16.00	464	5,197
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $16.25	390	4,368
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $16.50	260	2,912
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $16.75	70	784
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $17.00	25	280
Taiwan New Dollar, Expires 02/26/2016, Strike Price $34.00	50,000,000	180,000
Target Corp., Expires 02/05/2016, Strike Price $76.00	12	198
Target Corp., Expires 02/05/2016, Strike Price $77.00	13	325
Target Corp., Expires 02/05/2016, Strike Price $78.00	48	720
Target Corp., Expires 02/05/2016, Strike Price $78.50	64	1,600
Target Corp., Expires 02/05/2016, Strike Price $80.50	12	300
Target Corp., Expires 02/12/2016, Strike Price $71.50	12	2,058
Target Corp., Expires 02/12/2016, Strike Price $72.50	12	1,314
Target Corp., Expires 02/12/2016, Strike Price $74.50	26	897
Target Corp., Expires 02/12/2016, Strike Price $75.50	11	248
Target Corp., Expires 02/19/2016, Strike Price $73.00	26	2,691
Target Corp., Expires 02/19/2016, Strike Price $73.50	39	3,198
Target Corp., Expires 02/19/2016, Strike Price $74.00	26	1,664
Target Corp., Expires 02/19/2016, Strike Price $74.50	13	644
Tesoro Corp., Expires 02/05/2016, Strike Price $85.50	16	3,664
Tesoro Corp., Expires 02/05/2016, Strike Price $86.50	5	925
Tesoro Corp., Expires 02/12/2016, Strike Price $88.50	1	262
Tesoro Corp., Expires 02/19/2016, Strike Price $89.00	16	4,096
Tesoro Corp., Expires 02/19/2016, Strike Price $94.00	45	6,075
Tesoro Corp., Expires 02/19/2016, Strike Price $94.50	30	3,690
Tesoro Corp., Expires 02/19/2016, Strike Price $97.00	20	1,550
Tesoro Corp., Expires 02/19/2016, Strike Price $97.50	10	720
Tesoro Corp., Expires 02/19/2016, Strike Price $98.00	16	672
Tesoro Corp., Expires 02/19/2016, Strike Price $98.50	5	190
Tesoro Corp., Expires 02/19/2016, Strike Price $100.00	30	1,335
Tesoro Corp., Expires 02/19/2016, Strike Price $101.00	11	402
Tesoro Corp., Expires 02/19/2016, Strike Price $102.00	20	610
Tesoro Corp., Expires 02/26/2016, Strike Price $87.50	11	3,410
Thermo Fisher Scientific, Inc., Expires 02/19/2016, Strike Price $140.00	7	193
Thermo Fisher Scientific, Inc., Expires 02/19/2016, Strike Price $145.00	7	53
Thermo Fisher Scientific, Inc., Expires 02/19/2016, Strike Price $150.00	35	175
Tiffany & Co., Expires 02/12/2016, Strike Price $68.00	56	616
Tiffany & Co., Expires 02/12/2016, Strike Price $68.50	58	522
Tiffany & Co., Expires 02/12/2016, Strike Price $69.00	28	238
Tiffany & Co., Expires 02/12/2016, Strike Price $69.50	14	112
Tiffany & Co., Expires 02/12/2016, Strike Price $70.00	23	173
Tiffany & Co., Expires 02/12/2016, Strike Price $70.50	14	105
Tiffany & Co., Expires 02/12/2016, Strike Price $71.00	5	35
Tiffany & Co., Expires 02/12/2016, Strike Price $71.50	7	49
Tiffany & Co., Expires 02/12/2016, Strike Price $72.00	42	294
Tiffany & Co., Expires 02/12/2016, Strike Price $72.50	1	7
Tiffany & Co., Expires 02/19/2016, Strike Price $64.00	6	990
Tiffany & Co., Expires 02/19/2016, Strike Price $65.00	15	1,770
Tiffany & Co., Expires 02/19/2016, Strike Price $65.50	5	493
Time Warner, Inc., Expires 02/05/2016, Strike Price $71.50	13	962
Time Warner, Inc., Expires 02/05/2016, Strike Price $76.00	13	137
Time Warner, Inc., Expires 02/05/2016, Strike Price $76.50	13	176
Time Warner, Inc., Expires 02/05/2016, Strike Price $79.00	51	332

Time Warner, Inc., Expires 02/12/2016, Strike Price $71.50	26	4,186
Time Warner, Inc., Expires 02/12/2016, Strike Price $73.00	26	3,016
Time Warner, Inc., Expires 02/12/2016, Strike Price $74.50	26	1,950
Time Warner, Inc., Expires 02/12/2016, Strike Price $76.50	13	572
Time Warner, Inc., Expires 02/12/2016, Strike Price $79.00	26	702
Time Warner, Inc., Expires 02/12/2016, Strike Price $80.00	26	390
Time Warner, Inc., Expires 02/19/2016, Strike Price $72.00	13	2,275
Time Warner, Inc., Expires 02/19/2016, Strike Price $74.50	13	1,599
Time Warner, Inc., Expires 02/19/2016, Strike Price $75.50	13	1,196
Time Warner, Inc., Expires 02/19/2016, Strike Price $76.50	26	1,768
Time Warner, Inc., Expires 02/19/2016, Strike Price $80.00	66	2,244
Time Warner, Inc., Expires 02/26/2016, Strike Price $76.00	13	1,131
Time Warner, Inc., Expires 02/26/2016, Strike Price $76.50	13	1,001
Time Warner, Inc., Expires 02/26/2016, Strike Price $77.00	65	5,135
Time Warner, Inc., Expires 02/26/2016, Strike Price $78.00	13	741
Time Warner, Inc., Expires 02/26/2016, Strike Price $79.00	13	559
Time Warner, Inc., Expires 02/26/2016, Strike Price $80.00	13	494
Time Warner, Inc., Expires 02/26/2016, Strike Price $81.00	39	1,092
TJX Cos., Inc., Expires 02/19/2016, Strike Price $72.50	26	2,015
Tractor Supply Co., Expires 02/19/2016, Strike Price $90.00	55	6,463
Tractor Supply Co., Expires 02/19/2016, Strike Price $95.00	22	275
TripAdvisor, Inc., Expires 02/05/2016, Strike Price $76.00	38	285
TripAdvisor, Inc., Expires 02/05/2016, Strike Price $79.00	19	143
TripAdvisor, Inc., Expires 02/05/2016, Strike Price $79.50	12	90
TripAdvisor, Inc., Expires 02/05/2016, Strike Price $81.50	24	180
TripAdvisor, Inc., Expires 02/05/2016, Strike Price $83.00	28	210
TripAdvisor, Inc., Expires 02/05/2016, Strike Price $84.00	12	90
U.S. Treasury 10-Year Note Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $129.00	150	121,875
U.S. Treasury 10-Year Note Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $129.50	425	219,141
U.S. Treasury 10-Year Note Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $130.00	50	15,625
U.S. Treasury 10-Year Note Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $130.50	100	15,393
U.S. Treasury 10-Year Note Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $129.50	500	312,500
U.S. Treasury 10-Year Note Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $130.00	250	101,562
U.S. Treasury 10-Year Note Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $128.50	200	265,625
U.S. Treasury 10-Year Note Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $129.00	300	295,313
U.S. Treasury 10-Year Note Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $129.50	500	351,563
U.S. Treasury 10-Year Note Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $130.00	300	145,313
U.S. Treasury 10-Year Note Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $130.50	100	32,813
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $161.00	100	112,500
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $162.00	450	316,406
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $163.00	225	94,922
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $164.00	75	23,654
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $161.00	75	112,500
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $162.00	275	292,187
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $163.00	325	243,750
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $164.00	100	50,000
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $165.00	75	28,732
U.S. Treasury Long Bond Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $161.00	200	343,750
U.S. Treasury Long Bond Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $162.00	300	384,375
U.S. Treasury Long Bond Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $163.00	550	515,625
U.S. Treasury Long Bond Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $164.00	200	134,375
Under Armour, Inc., Expires 02/05/2016, Strike Price $89.00	10	200
Under Armour, Inc., Expires 02/12/2016, Strike Price $89.00	10	1,040
Under Armour, Inc., Expires 02/19/2016, Strike Price $88.50	10	1,250
Under Armour, Inc., Expires 02/19/2016, Strike Price $89.00	10	1,310
Under Armour, Inc., Expires 02/19/2016, Strike Price $90.00	10	1,050
Under Armour, Inc., Expires 02/19/2016, Strike Price $90.50	20	1,920
Under Armour, Inc., Expires 02/19/2016, Strike Price $91.00	10	500
Under Armour, Inc., Expires 02/19/2016, Strike Price $91.50	10	600
Under Armour, Inc., Expires 02/19/2016, Strike Price $92.00	20	820
Under Armour, Inc., Expires 02/19/2016, Strike Price $92.50	30	1,350
Under Armour, Inc., Expires 02/19/2016, Strike Price $93.00	10	500
Under Armour, Inc., Expires 02/19/2016, Strike Price $94.00	10	250

Under Armour, Inc., Expires 02/19/2016, Strike Price $94.50	30	600
Under Armour, Inc., Expires 02/19/2016, Strike Price $95.00	10	300
Under Armour, Inc., Expires 02/19/2016, Strike Price $95.50	10	150
Under Armour, Inc., Expires 02/19/2016, Strike Price $97.50	10	100
Under Armour, Inc., Expires 02/19/2016, Strike Price $98.00	50	250
Under Armour, Inc., Expires 02/26/2016, Strike Price $88.00	10	2,000
Under Armour, Inc., Expires 02/26/2016, Strike Price $89.00	10	1,750
Under Armour, Inc., Expires 02/26/2016, Strike Price $90.00	10	1,400
Under Armour, Inc., Expires 02/26/2016, Strike Price $100.00	20	100
Union Pacific Corp., Expires 02/05/2016, Strike Price $74.00	44	1,232
Union Pacific Corp., Expires 02/05/2016, Strike Price $74.50	24	420
Union Pacific Corp., Expires 02/05/2016, Strike Price $75.00	36	414
Union Pacific Corp., Expires 02/05/2016, Strike Price $80.00	12	66
Union Pacific Corp., Expires 02/12/2016, Strike Price $76.50	4	52
Union Pacific Corp., Expires 02/12/2016, Strike Price $77.00	12	150
Union Pacific Corp., Expires 02/12/2016, Strike Price $77.50	2	17
Union Pacific Corp., Expires 02/12/2016, Strike Price $78.00	1	11
Union Pacific Corp., Expires 02/12/2016, Strike Price $79.00	29	189
Union Pacific Corp., Expires 02/12/2016, Strike Price $79.50	12	108
Union Pacific Corp., Expires 02/12/2016, Strike Price $80.00	24	96
Union Pacific Corp., Expires 02/12/2016, Strike Price $80.50	84	756
Union Pacific Corp., Expires 02/12/2016, Strike Price $81.50	1	9
Union Pacific Corp., Expires 02/19/2016, Strike Price $72.50	26	3,874
Union Pacific Corp., Expires 02/19/2016, Strike Price $74.00	39	3,354
Union Pacific Corp., Expires 02/19/2016, Strike Price $74.50	91	6,370
Union Pacific Corp., Expires 02/19/2016, Strike Price $75.00	65	3,673
Union Pacific Corp., Expires 02/19/2016, Strike Price $75.50	13	572
Union Pacific Corp., Expires 02/19/2016, Strike Price $76.50	13	345
Union Pacific Corp., Expires 02/19/2016, Strike Price $77.00	13	267
United Parcel Service, Inc., Expires 02/05/2016, Strike Price $94.00	20	2,480
United Parcel Service, Inc., Expires 02/12/2016, Strike Price $94.00	20	2,360
United Parcel Service, Inc., Expires 02/12/2016, Strike Price $94.50	7	945
United Parcel Service, Inc., Expires 02/12/2016, Strike Price $97.50	10	470
United Parcel Service, Inc., Expires 02/12/2016, Strike Price $98.00	10	200
United Parcel Service, Inc., Expires 02/12/2016, Strike Price $98.50	40	600
United Parcel Service, Inc., Expires 02/19/2016, Strike Price $97.00	10	650
United Parcel Service, Inc., Expires 02/19/2016, Strike Price $98.50	10	370
United Parcel Service, Inc., Expires 02/19/2016, Strike Price $99.50	10	250
United Parcel Service, Inc., Expires 02/19/2016, Strike Price $100.00	20	410
United Parcel Service, Inc., Expires 02/26/2016, Strike Price $95.00	10	1,330
United Parcel Service, Inc., Expires 02/26/2016, Strike Price $95.50	10	760
United Parcel Service, Inc., Expires 02/26/2016, Strike Price $96.00	20	1,300
United Parcel Service, Inc., Expires 02/26/2016, Strike Price $96.50	7	378
United Technologies Corp., Expires 02/05/2016, Strike Price $90.00	10	165
United Technologies Corp., Expires 02/12/2016, Strike Price $89.50	10	475
United Technologies Corp., Expires 02/12/2016, Strike Price $90.00	2	68
United Technologies Corp., Expires 02/12/2016, Strike Price $93.00	3	14
United Technologies Corp., Expires 02/19/2016, Strike Price $89.00	30	2,445
United Technologies Corp., Expires 02/19/2016, Strike Price $89.50	10	645
United Technologies Corp., Expires 02/19/2016, Strike Price $90.00	40	1,980
United Technologies Corp., Expires 02/19/2016, Strike Price $91.00	10	280
United Technologies Corp., Expires 02/19/2016, Strike Price $91.50	10	200
United Technologies Corp., Expires 02/19/2016, Strike Price $92.50	20	200
United Technologies Corp., Expires 02/19/2016, Strike Price $93.50	4	16
United Technologies Corp., Expires 02/19/2016, Strike Price $94.50	10	40
UnitedHealth Group, Inc., Expires 02/05/2016, Strike Price $119.00	8	192
UnitedHealth Group, Inc., Expires 02/05/2016, Strike Price $122.00	8	64
UnitedHealth Group, Inc., Expires 02/05/2016, Strike Price $126.00	8	60
UnitedHealth Group, Inc., Expires 02/12/2016, Strike Price $118.00	8	744
UnitedHealth Group, Inc., Expires 02/12/2016, Strike Price $119.00	16	1,072
UnitedHealth Group, Inc., Expires 02/12/2016, Strike Price $120.00	8	364
UnitedHealth Group, Inc., Expires 02/12/2016, Strike Price $121.00	16	504
UnitedHealth Group, Inc., Expires 02/12/2016, Strike Price $122.00	16	288
UnitedHealth Group, Inc., Expires 02/12/2016, Strike Price $123.00	8	144

UnitedHealth Group, Inc., Expires 02/12/2016, Strike Price $124.00	16	240
UnitedHealth Group, Inc., Expires 02/12/2016, Strike Price $125.00	7	84
UnitedHealth Group, Inc., Expires 02/12/2016, Strike Price $126.00	8	88
UnitedHealth Group, Inc., Expires 02/12/2016, Strike Price $127.00	8	76
UnitedHealth Group, Inc., Expires 02/12/2016, Strike Price $128.00	128	1,088
UnitedHealth Group, Inc., Expires 02/19/2016, Strike Price $123.00	8	232
Universal Health Services, Inc., Expires 02/19/2016, Strike Price $120.00	8	660
Universal Health Services, Inc., Expires 02/19/2016, Strike Price $125.00	16	320
Valero Energy Corp., Expires 02/05/2016, Strike Price $67.50	28	4,256
Valero Energy Corp., Expires 02/05/2016, Strike Price $71.00	39	995
Valero Energy Corp., Expires 02/05/2016, Strike Price $71.50	26	507
Valero Energy Corp., Expires 02/05/2016, Strike Price $74.50	26	91
Valero Energy Corp., Expires 02/12/2016, Strike Price $70.00	27	2,336
Valero Energy Corp., Expires 02/12/2016, Strike Price $72.00	13	514
Valero Energy Corp., Expires 02/12/2016, Strike Price $72.50	13	384
Valero Energy Corp., Expires 02/12/2016, Strike Price $73.00	13	221
Valero Energy Corp., Expires 02/12/2016, Strike Price $74.00	13	143
Valero Energy Corp., Expires 02/12/2016, Strike Price $74.50	52	494
Valero Energy Corp., Expires 02/12/2016, Strike Price $75.00	13	98
Valero Energy Corp., Expires 02/12/2016, Strike Price $76.00	26	221
Valero Energy Corp., Expires 02/19/2016, Strike Price $68.00	14	2,842
Valero Energy Corp., Expires 02/19/2016, Strike Price $69.00	14	2,198
Valero Energy Corp., Expires 02/19/2016, Strike Price $69.50	26	3,692
Valero Energy Corp., Expires 02/19/2016, Strike Price $70.00	27	3,348
Valero Energy Corp., Expires 02/19/2016, Strike Price $70.50	13	1,398
Valero Energy Corp., Expires 02/19/2016, Strike Price $71.50	1	42
Valero Energy Corp., Expires 02/19/2016, Strike Price $73.00	1	25
Valero Energy Corp., Expires 02/19/2016, Strike Price $73.50	2	42
Valero Energy Corp., Expires 02/19/2016, Strike Price $75.00	13	338
Valero Energy Corp., Expires 02/19/2016, Strike Price $77.00	14	70
Valero Energy Corp., Expires 02/26/2016, Strike Price $69.00	28	5,040
Valero Energy Corp., Expires 02/26/2016, Strike Price $72.50	14	574
Valero Energy Corp., Expires 02/26/2016, Strike Price $77.00	56	616
Varian Medical Systems, Inc., Expires 02/19/2016, Strike Price $80.00	12	480
Varian Medical Systems, Inc., Expires 02/19/2016, Strike Price $85.00	33	660
Verisign, Inc., Expires 02/19/2016, Strike Price $80.00	32	3,712
Verisign, Inc., Expires 02/19/2016, Strike Price $90.00	12	96
VF Corp., Expires 02/19/2016, Strike Price $62.50	30	6,000
VF Corp., Expires 02/19/2016, Strike Price $65.00	14	1,120
VF Corp., Expires 02/19/2016, Strike Price $67.50	60	2,100
VF Corp., Expires 02/19/2016, Strike Price $70.00	29	145
Visa, Inc., Expires 02/05/2016, Strike Price $74.00	12	1,236
Visa, Inc., Expires 02/05/2016, Strike Price $75.00	12	612
Visa, Inc., Expires 02/05/2016, Strike Price $75.50	36	1,314
Visa, Inc., Expires 02/05/2016, Strike Price $79.00	24	12
Visa, Inc., Expires 02/12/2016, Strike Price $75.00	12	1,062
Visa, Inc., Expires 02/12/2016, Strike Price $75.50	48	3,312
Visa, Inc., Expires 02/12/2016, Strike Price $77.50	12	240
Visa, Inc., Expires 02/12/2016, Strike Price $78.50	36	270
Visa, Inc., Expires 02/12/2016, Strike Price $80.50	12	174
Visa, Inc., Expires 02/19/2016, Strike Price $75.00	36	3,996
Visa, Inc., Expires 02/19/2016, Strike Price $75.50	12	1,086
Visa, Inc., Expires 02/19/2016, Strike Price $76.00	24	1,728
Visa, Inc., Expires 02/19/2016, Strike Price $77.00	72	3,096
Visa, Inc., Expires 02/19/2016, Strike Price $77.50	24	780
Visa, Inc., Expires 02/19/2016, Strike Price $78.00	36	864
Visa, Inc., Expires 02/19/2016, Strike Price $78.50	48	888
Visa, Inc., Expires 02/19/2016, Strike Price $79.00	36	486
Visa, Inc., Expires 02/19/2016, Strike Price $79.50	60	570
Visa, Inc., Expires 02/19/2016, Strike Price $80.00	24	216
Vornado Realty Trust, Expires 02/19/2016, Strike Price $95.00	55	688
Vulcan Materials Co., Expires 02/19/2016, Strike Price $97.50	10	950

Walgreens Boots Alliance, Inc., Expires 02/05/2016, Strike Price $79.00	11	1,639
Walgreens Boots Alliance, Inc., Expires 02/05/2016, Strike Price $79.50	11	1,320
Walgreens Boots Alliance, Inc., Expires 02/05/2016, Strike Price $80.00	19	1,767
Walgreens Boots Alliance, Inc., Expires 02/05/2016, Strike Price $86.00	22	44
Walgreens Boots Alliance, Inc., Expires 02/05/2016, Strike Price $86.50	11	138
Walgreens Boots Alliance, Inc., Expires 02/05/2016, Strike Price $89.50	32	400
Walgreens Boots Alliance, Inc., Expires 02/05/2016, Strike Price $90.00	99	396
Walgreens Boots Alliance, Inc., Expires 02/05/2016, Strike Price $90.50	44	550
Walgreens Boots Alliance, Inc., Expires 02/12/2016, Strike Price $82.00	11	770
Walgreens Boots Alliance, Inc., Expires 02/19/2016, Strike Price $82.00	11	1,067
Walgreens Boots Alliance, Inc., Expires 02/26/2016, Strike Price $83.50	11	473
Walgreens Boots Alliance, Inc., Expires 02/26/2016, Strike Price $85.00	22	946
Wal-Mart Stores, Inc., Expires 02/05/2016, Strike Price $64.50	14	2,863
Wal-Mart Stores, Inc., Expires 02/05/2016, Strike Price $67.00	78	3,393
Wal-Mart Stores, Inc., Expires 02/05/2016, Strike Price $67.50	35	998
Wal-Mart Stores, Inc., Expires 02/05/2016, Strike Price $68.00	43	774
Wal-Mart Stores, Inc., Expires 02/05/2016, Strike Price $70.00	196	490
Wal-Mart Stores, Inc., Expires 02/12/2016, Strike Price $65.00	2	369
Wal-Mart Stores, Inc., Expires 02/12/2016, Strike Price $66.50	14	1,323
Wal-Mart Stores, Inc., Expires 02/19/2016, Strike Price $66.50	14	2,226
Wal-Mart Stores, Inc., Expires 02/19/2016, Strike Price $67.00	42	5,628
Wal-Mart Stores, Inc., Expires 02/19/2016, Strike Price $67.50	28	3,150
Wal-Mart Stores, Inc., Expires 02/19/2016, Strike Price $69.50	14	686
Wal-Mart Stores, Inc., Expires 02/19/2016, Strike Price $70.00	28	1,036
Wal-Mart Stores, Inc., Expires 02/19/2016, Strike Price $70.50	14	427
Wal-Mart Stores, Inc., Expires 02/26/2016, Strike Price $67.50	14	1,568
Wal-Mart Stores, Inc., Expires 02/26/2016, Strike Price $68.00	42	4,536
Wal-Mart Stores, Inc., Expires 02/26/2016, Strike Price $68.50	28	2,240
Wal-Mart Stores, Inc., Expires 02/26/2016, Strike Price $69.00	14	560
Wal-Mart Stores, Inc., Expires 02/26/2016, Strike Price $70.50	14	266
Walt Disney Co., Expires 02/05/2016, Strike Price $96.50	10	800
Walt Disney Co., Expires 02/05/2016, Strike Price $97.00	20	1,240
Walt Disney Co., Expires 02/05/2016, Strike Price $97.50	10	400
Walt Disney Co., Expires 02/05/2016, Strike Price $98.50	70	1,540
Walt Disney Co., Expires 02/05/2016, Strike Price $99.00	9	144
Walt Disney Co., Expires 02/05/2016, Strike Price $106.00	9	22
Walt Disney Co., Expires 02/05/2016, Strike Price $110.00	18	45
Walt Disney Co., Expires 02/05/2016, Strike Price $111.00	63	882
Walt Disney Co., Expires 02/05/2016, Strike Price $114.00	1	19
Walt Disney Co., Expires 02/12/2016, Strike Price $98.00	20	2,680
Walt Disney Co., Expires 02/12/2016, Strike Price $98.50	20	2,220
Walt Disney Co., Expires 02/12/2016, Strike Price $99.00	30	3,090
Walt Disney Co., Expires 02/12/2016, Strike Price $99.50	40	2,880
Walt Disney Co., Expires 02/12/2016, Strike Price $100.00	20	1,420
Walt Disney Co., Expires 02/12/2016, Strike Price $101.00	50	2,350
Walt Disney Co., Expires 02/12/2016, Strike Price $102.00	30	960
Walt Disney Co., Expires 02/19/2016, Strike Price $99.00	18	2,178
Walt Disney Co., Expires 02/19/2016, Strike Price $100.00	18	1,638
Walt Disney Co., Expires 02/19/2016, Strike Price $101.00	18	1,197
Walt Disney Co., Expires 02/19/2016, Strike Price $102.00	9	423
Walt Disney Co., Expires 02/19/2016, Strike Price $103.00	9	297
Walt Disney Co., Expires 02/19/2016, Strike Price $104.00	9	198
Walt Disney Co., Expires 02/19/2016, Strike Price $105.00	9	121
Walt Disney Co., Expires 02/19/2016, Strike Price $108.00	9	40
Walt Disney Co., Expires 02/26/2016, Strike Price $98.00	30	5,250
Walt Disney Co., Expires 02/26/2016, Strike Price $98.50	11	1,584
Walt Disney Co., Expires 02/26/2016, Strike Price $99.00	20	2,660
Walt Disney Co., Expires 02/26/2016, Strike Price $99.50	40	4,640
Walt Disney Co., Expires 02/26/2016, Strike Price $100.00	61	6,771
Walt Disney Co., Expires 02/26/2016, Strike Price $101.00	20	1,560
Walt Disney Co., Expires 02/26/2016, Strike Price $102.00	10	630
Walt Disney Co., Expires 02/26/2016, Strike Price $103.00	90	3,420
Walt Disney Co., Expires 02/26/2016, Strike Price $104.00	10	320

Walt Disney Co., Expires 02/26/2016, Strike Price $105.00	20	380
Waters Corp., Expires 02/19/2016, Strike Price $125.00	24	2,040
Waters Corp., Expires 02/19/2016, Strike Price $135.00	7	53
Welltower, Inc., Expires 02/19/2016, Strike Price $65.00	65	1,755
Welltower, Inc., Expires 02/19/2016, Strike Price $70.00	78	390
Welltower, Inc., Expires 02/19/2016, Strike Price $72.50	59	295
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $480.00	275	118,594
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $485.00	475	160,312
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $490.00	490	125,562
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $495.00	635	123,031
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $500.00	548	82,200
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $505.00	525	59,062
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $510.00	125	10,938
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $515.00	25	1,719
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $520.00	205	11,531
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $525.00	105	4,594
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $530.00	265	8,281
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $535.00	165	4,125
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $540.00	155	2,906
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $545.00	125	1,563
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $550.00	705	8,813
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $555.00	75	938
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $560.00	130	813
Whirlpool Corp., Expires 02/19/2016, Strike Price $145.00	7	525
Whirlpool Corp., Expires 02/19/2016, Strike Price $150.00	14	308
Wyndham Worldwide Corp., Expires 02/19/2016, Strike Price $72.50	42	420
Wynn Resorts Ltd., Expires 02/05/2016, Strike Price $73.50	13	910
Wynn Resorts Ltd., Expires 02/19/2016, Strike Price $67.50	13	5,070
Wynn Resorts Ltd., Expires 02/19/2016, Strike Price $68.50	13	3,510
Wynn Resorts Ltd., Expires 02/19/2016, Strike Price $71.00	26	6,188
Wynn Resorts Ltd., Expires 02/19/2016, Strike Price $71.50	26	4,550
Wynn Resorts Ltd., Expires 02/19/2016, Strike Price $72.00	13	2,808
Wynn Resorts Ltd., Expires 02/19/2016, Strike Price $72.50	13	2,600
Wynn Resorts Ltd., Expires 02/19/2016, Strike Price $73.00	13	1,859
Wynn Resorts Ltd., Expires 02/19/2016, Strike Price $73.50	26	3,354
Wynn Resorts Ltd., Expires 02/19/2016, Strike Price $74.00	13	1,586
Wynn Resorts Ltd., Expires 02/26/2016, Strike Price $68.00	13	4,940
Wynn Resorts Ltd., Expires 02/26/2016, Strike Price $68.50	26	8,190
Wynn Resorts Ltd., Expires 02/26/2016, Strike Price $69.00	13	3,835
Wynn Resorts Ltd., Expires 02/26/2016, Strike Price $72.00	13	3,068
Wynn Resorts Ltd., Expires 02/26/2016, Strike Price $73.00	26	4,654
Wynn Resorts Ltd., Expires 02/26/2016, Strike Price $73.50	13	2,171
Yum! Brands, Inc., Expires 02/12/2016, Strike Price $72.00	13	3,231
Yum! Brands, Inc., Expires 02/12/2016, Strike Price $75.00	12	1,296
Yum! Brands, Inc., Expires 02/12/2016, Strike Price $76.00	12	1,032
Yum! Brands, Inc., Expires 02/12/2016, Strike Price $76.50	20	1,440
Yum! Brands, Inc., Expires 02/12/2016, Strike Price $77.00	38	2,318
Yum! Brands, Inc., Expires 02/19/2016, Strike Price $75.50	12	1,080
Yum! Brands, Inc., Expires 02/19/2016, Strike Price $76.00	17	1,649
Yum! Brands, Inc., Expires 02/19/2016, Strike Price $76.50	12	924
Yum! Brands, Inc., Expires 02/19/2016, Strike Price $77.00	12	864
Yum! Brands, Inc., Expires 02/19/2016, Strike Price $78.50	12	408
Yum! Brands, Inc., Expires 02/19/2016, Strike Price $79.00	24	696
Yum! Brands, Inc., Expires 02/19/2016, Strike Price $79.50	12	300
Yum! Brands, Inc., Expires 02/19/2016, Strike Price $82.50	12	60
Yum! Brands, Inc., Expires 02/26/2016, Strike Price $74.00	12	1,884
Yum! Brands, Inc., Expires 02/26/2016, Strike Price $76.00	12	1,128

Yum! Brands, Inc., Expires 02/26/2016, Strike Price $79.00	12	408
Yum! Brands, Inc., Expires 02/26/2016, Strike Price $81.00	12	204
Zimmer Biomet Holdings, Inc., Expires 02/19/2016, Strike Price $105.00	9	338
Zimmer Biomet Holdings, Inc., Expires 02/19/2016, Strike Price $110.00	36	180

TOTAL CALL OPTIONS		49,317,007

(Premiums Received $53,316,176)

PUT OPTIONS
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $66.00	100	500
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $66.50	150	750
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $67.00	300	3,000
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $67.50	525	7,875
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $68.00	569	17,070
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $68.50	740	37,000
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $69.00	390	39,000
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $69.50	573	103,140
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $70.00	200	64,000
Australian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $70.50	200	106,000
Australian Dollar Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $67.00	50	9,500
Australian Dollar Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $67.50	25	6,250
Australian Dollar Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $68.00	77	25,410
Australian Dollar Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $68.50	50	21,000
Australian Dollar Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $69.00	50	27,000
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $140.50	140	24,500
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $141.00	330	80,437
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $141.50	287	96,862
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $142.00	200	91,250
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $142.50	635	381,000
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $143.00	585	453,375
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $143.50	510	500,437
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $144.00	385	464,406
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $144.50	585	851,906
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $145.00	317	544,844
British Pound Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $145.50	275	550,000
British Pound Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $139.00	35	11,594
British Pound Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $139.50	50	19,687
British Pound Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $140.00	75	35,625
British Pound Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $140.50	75	42,187
British Pound Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $141.00	76	50,350
British Pound Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $141.50	100	78,125
British Pound Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $142.00	150	135,937
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $67.00	320	1,600
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $67.50	370	1,850
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $68.00	474	4,740
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $68.50	600	12,000
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $69.00	675	20,250
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $69.50	725	43,500
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $70.00	425	51,000
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $70.50	275	60,500
Canadian Dollar Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $71.00	375	142,500
Canadian Dollar Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $68.50	25	4,250
Canadian Dollar Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $69.00	75	18,000
Canadian Dollar Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $69.50	50	16,500
Canadian Dollar Future, March 2016 Settlement, Expires 03/04/2016, Strike Price $70.00	125	57,500
CBOE Nasdaq 100 Index, Expires 02/05/2016, Strike Price $4020.00	91	31,395
CBOE Nasdaq 100 Index, Expires 02/05/2016, Strike Price $4040.00	80	34,400
CBOE Nasdaq 100 Index, Expires 02/05/2016, Strike Price $4060.00	100	55,500
CBOE Nasdaq 100 Index, Expires 02/05/2016, Strike Price $4075.00	110	72,600
CBOE Nasdaq 100 Index, Expires 02/05/2016, Strike Price $4080.00	50	33,750
CBOE Nasdaq 100 Index, Expires 02/05/2016, Strike Price $4110.00	107	96,300
CBOE Nasdaq 100 Index, Expires 02/05/2016, Strike Price $4125.00	100	108,000
CBOE Nasdaq 100 Index, Expires 02/05/2016, Strike Price $4130.00	121	193,600
CBOE Nasdaq 100 Index, Expires 02/05/2016, Strike Price $4140.00	70	94,850
CBOE Nasdaq 100 Index, Expires 02/05/2016, Strike Price $4150.00	80	121,200
CBOE Nasdaq 100 Index, Expires 02/05/2016, Strike Price $4160.00	42	89,460
CBOE Nasdaq 100 Index, Expires 02/05/2016, Strike Price $4170.00	50	97,700
CBOE Nasdaq 100 Index, Expires 03/18/2016, Strike Price $4325.00	225	3,693,375
CBOE S&P 500 Index, Expires 03/18/2016, Strike Price $1950.00	350	2,143,750
CBOE Volatility Index, Expires 02/03/2016, Strike Price $22.00	24	4,140

CBOE Volatility Index, Expires 02/17/2016, Strike Price $23.00	990	269,775
CBOE Volatility Index, Expires 02/17/2016, Strike Price $24.00	232	81,200
CBOE Volatility Index, Expires 02/17/2016, Strike Price $25.00	1,064	457,520
CBOE Volatility Index, Expires 02/17/2016, Strike Price $26.00	217	110,670
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $2900.00	25	35,750
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $2950.00	25	47,750
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $3000.00	140	336,000
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $3050.00	15	43,350
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $3100.00	40	135,600
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $3150.00	101	392,890
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $3200.00	102	447,780
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $3250.00	63	308,070
Cocoa Future, March 2016 Settlement, Expires 02/05/2016, Strike Price $3300.00	52	280,280
Coffee ‘C’ Future, March 2016 Settlement, Expires 02/11/2016, Strike Price $107.50	160	10,200
Coffee ‘C’ Future, March 2016 Settlement, Expires 02/11/2016, Strike Price $110.00	140	21,000
Coffee ‘C’ Future, March 2016 Settlement, Expires 02/11/2016, Strike Price $112.50	185	60,356
Coffee ‘C’ Future, March 2016 Settlement, Expires 02/11/2016, Strike Price $115.00	60	39,825
Coffee ‘C’ Future, March 2016 Settlement, Expires 02/11/2016, Strike Price $117.50	20	23,550
Coffee ‘C’ Future, March 2016 Settlement, Expires 02/11/2016, Strike Price $120.00	20	36,675
Coffee ‘C’ Future, March 2016 Settlement, Expires 02/11/2016, Strike Price $122.50	80	207,600
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $330.00	25	156
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $335.00	597	3,731
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $340.00	725	4,531
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $345.00	855	10,687
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $350.00	1,219	22,856
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $355.00	1,135	42,562
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $360.00	986	73,950
Corn No.2 Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $365.00	1,820	250,250
Cotton No.2 Future, March 2016 Settlement, Expires 02/12/2016, Strike Price $59.00	220	15,400
Cotton No.2 Future, March 2016 Settlement, Expires 02/12/2016, Strike Price $60.00	485	72,750
Cotton No.2 Future, March 2016 Settlement, Expires 02/12/2016, Strike Price $61.00	631	208,230
Cotton No.2 Future, March 2016 Settlement, Expires 02/12/2016, Strike Price $62.00	685	431,550
Cotton No.2 Future, March 2016 Settlement, Expires 02/12/2016, Strike Price $63.00	555	574,425
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $24.00	50	2,500
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $24.50	50	3,000
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $25.00	100	7,000
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $25.50	275	24,750
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $26.00	250	27,500
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $26.50	350	49,000
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $27.00	598	101,660
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $27.50	781	164,010
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $28.00	855	213,750
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $28.50	800	248,000
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $29.00	630	239,400
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $29.50	725	333,500
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $30.00	125	68,750
Crude Oil Future, March 2016 Settlement, Expires 02/17/2016, Strike Price $30.50	100	66,000
DAX Index, Expires 02/05/2016, Strike Price EUR 9350.00	270	64,199
DAX Index, Expires 02/05/2016, Strike Price EUR 9400.00	270	75,915
DAX Index, Expires 02/05/2016, Strike Price EUR 9450.00	260	53,515
DAX Index, Expires 02/05/2016, Strike Price EUR 9500.00	260	65,485
DAX Index, Expires 02/05/2016, Strike Price EUR 9550.00	260	91,570
Euro Fx Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $1.07	250	25,000
Euro Fx Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $1.07	625	109,375
Euro Fx Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $1.08	800	240,000
Euro Fx Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $1.08	785	392,500
Euro Fx Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $1.09	150	116,250
Euro Fx Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $1.09	150	174,375
Euro Fx Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $1.07	100	21,564
Euro Fx Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $1.07	100	33,439
Euro Stoxx 50 Index, Expires 02/05/2016, Strike Price EUR 2875.00	300	22,511
Euro Stoxx 50 Index, Expires 02/05/2016, Strike Price EUR 2900.00	1,100	104,863
Euro Stoxx 50 Index, Expires 02/05/2016, Strike Price EUR 2925.00	1,100	144,187

Euro Stoxx 50 Index, Expires 02/05/2016, Strike Price EUR 2950.00	1,250	291,141
Euro Stoxx 50 Index, Expires 02/05/2016, Strike Price EUR 2975.00	550	141,213
Euro-Bund Future, March 2016 Settlement, Expires 02/19/2016, Strike Price EUR 159.00	100	6,500
Euro-Bund Future, March 2016 Settlement, Expires 02/19/2016, Strike Price EUR 159.50	300	25,999
Euro-Bund Future, March 2016 Settlement, Expires 02/19/2016, Strike Price EUR 160.00	450	48,748
Euro-Bund Future, March 2016 Settlement, Expires 02/19/2016, Strike Price EUR 160.50	270	40,949
Euro-Bund Future, March 2016 Settlement, Expires 02/19/2016, Strike Price EUR 161.00	390	84,497
FTSE 100 Index, Expires 02/19/2016, Strike Price GBP 5300.00	220	20,376
FTSE 100 Index, Expires 02/19/2016, Strike Price GBP 5350.00	270	30,778
FTSE 100 Index, Expires 02/19/2016, Strike Price GBP 5400.00	220	29,781
FTSE 100 Index, Expires 02/19/2016, Strike Price GBP 5401.00	250	33,842
FTSE 100 Index, Expires 02/19/2016, Strike Price GBP 5450.00	270	46,167
FTSE 100 Index, Expires 02/19/2016, Strike Price GBP 5500.00	310	64,050
FTSE 100 Index, Expires 02/19/2016, Strike Price GBP 5600.00	80	24,508
FTSE 100 Index, Expires 02/19/2016, Strike Price GBP 5625.00	60	20,091
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1070.00	121	29,040
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1075.00	500	150,000
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1080.00	525	199,500
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1085.00	575	270,250
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1090.00	564	332,760
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1095.00	505	363,600
Gold 100 Oz. Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1100.00	250	220,000
Japanese Yen Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $82.00	275	89,375
Japanese Yen Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $82.50	500	281,250
Japanese Yen Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $83.00	565	508,500
Japanese Yen Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $83.50	666	890,775
Japanese Yen Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $84.00	710	1,313,500
Japanese Yen Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $84.50	725	1,749,063
Japanese Yen Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $85.00	375	1,129,688
Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $51.00	115	575
Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $52.00	211	1,055
Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $53.00	310	1,550
Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $54.00	378	1,890
Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $55.00	353	3,530
Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $56.00	436	4,360
Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $57.00	350	3,500
Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $58.00	120	2,400
Lean Hogs Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $60.00	175	5,250
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $119.00	30	600
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $120.00	230	4,600
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $121.00	20	600
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $122.00	40	1,600
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $123.00	40	2,000
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $124.00	130	7,800
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $125.00	120	8,400
Live Cattle Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $126.00	140	11,200
Natural Gas Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1.75	650	28,600
Natural Gas Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1.85	15	1,200
Natural Gas Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1.90	165	19,800
Natural Gas Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1.90	250	29,500
Natural Gas Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $1.95	225	36,000
Natural Gas Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $2.05	1,000	295,000
Natural Gas Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $2.05	285	82,650
Natural Gas Future, April 2016 Settlement, Expires 03/28/2016, Strike Price $2.15	1,000	750,000
Nikkei 225 Index, Expires 02/12/2016, Strike Price JPY 16250.00	100	66,080
Nikkei 225 Index, Expires 02/12/2016, Strike Price JPY 16375.00	200	173,461
Nikkei 225 Index, Expires 02/12/2016, Strike Price JPY 16500.00	125	123,900
Nikkei 225 Index, Expires 02/12/2016, Strike Price JPY 16625.00	275	306,653
Nikkei 225 Index, Expires 02/12/2016, Strike Price JPY 16750.00	125	154,875
Nikkei 225 Index, Expires 02/12/2016, Strike Price JPY 16875.00	300	433,651
Nikkei 225 Index, Expires 02/12/2016, Strike Price JPY 17000.00	150	247,801
Nikkei 225 Index, Expires 02/12/2016, Strike Price JPY 17250.00	25	54,723
Nikkei 225 Index, Expires 02/12/2016, Strike Price JPY 17375.00	25	70,210

Nikkei 225 Index, Expires 02/12/2016, Strike Price JPY 17500.00	50	148,680
Nikkei 225 Index, Expires 02/12/2016, Strike Price JPY 17625.00	50	171,396
Nikkei 225 Index, Expires 02/12/2016, Strike Price JPY 17750.00	25	117,705
Nikkei 225 Index, Expires 02/12/2016, Strike Price JPY 17875.00	25	138,355
Nikkei 225 Index, Expires 02/12/2016, Strike Price JPY 18000.00	25	157,973
Russell 2000 Index, Expires 02/05/2016, Strike Price $975.00	25	5,625
Russell 2000 Index, Expires 02/05/2016, Strike Price $980.00	125	19,250
Russell 2000 Index, Expires 02/05/2016, Strike Price $985.00	325	62,400
Russell 2000 Index, Expires 02/05/2016, Strike Price $990.00	325	69,225
Russell 2000 Index, Expires 02/05/2016, Strike Price $995.00	325	89,375
Russell 2000 Index, Expires 02/05/2016, Strike Price $1000.00	475	156,750
Russell 2000 Index, Expires 02/05/2016, Strike Price $1005.00	300	177,000
Russell 2000 Index, Expires 02/19/2016, Strike Price $900.00	25	2,563
Russell 2000 Index, Expires 02/19/2016, Strike Price $915.00	25	3,625
Russell 2000 Index, Expires 02/19/2016, Strike Price $930.00	50	10,000
Russell 2000 Index, Expires 03/18/2016, Strike Price $1070.00	500	2,662,500
S&P 500 E-Mini Index, Expires 02/05/2016, Strike Price $1855.00	300	90,737
S&P 500 E-Mini Index, Expires 02/05/2016, Strike Price $1860.00	275	97,030
S&P 500 E-Mini Index, Expires 02/05/2016, Strike Price $1865.00	600	175,037
S&P 500 E-Mini Index, Expires 02/05/2016, Strike Price $1870.00	735	234,868
S&P 500 E-Mini Index, Expires 02/05/2016, Strike Price $1875.00	674	278,122
S&P 500 E-Mini Index, Expires 02/05/2016, Strike Price $1880.00	415	150,040
S&P 500 E-Mini Index, Expires 02/05/2016, Strike Price $1885.00	626	252,155
S&P 500 E-Mini Index, Expires 02/05/2016, Strike Price $1890.00	550	269,997
S&P 500 E-Mini Index, Expires 02/05/2016, Strike Price $1895.00	300	143,237
S&P 500 E-Mini Index, Expires 02/05/2016, Strike Price $1900.00	125	58,849
Silver Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $12.75	25	2,500
Silver Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $13.00	35	5,075
Silver Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $13.25	140	30,800
Silver Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $13.50	259	97,125
Silver Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $13.75	285	173,850
Silver Future, March 2016 Settlement, Expires 02/24/2016, Strike Price $14.00	471	473,355
Soybean Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $800.00	200	5,000
Soybean Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $810.00	250	7,812
Soybean Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $820.00	1,000	37,500
Soybean Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $830.00	400	20,000
Soybean Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $840.00	750	51,562
Soybean Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $850.00	600	67,500
Soybean Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $860.00	110	21,312
Soybean Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $870.00	355	113,156
Soybean Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $880.00	1,050	544,688
Soybean Future, April 2016 Settlement, Expires 03/24/2016, Strike Price $860.00	25	11,563
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $12.75	92	19,578
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $13.00	140	45,472
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $13.25	280	131,712
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $13.50	506	328,698
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $13.75	520	442,624
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $14.00	500	537,600
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $14.25	500	660,800
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $14.50	435	682,080
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $14.75	470	863,296
Sugar No. 11 Future, March 2016 Settlement, Expires 02/16/2016, Strike Price $15.00	150	315,840
U.S. Treasury 10-Year Note Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $127.00	100	1,562
U.S. Treasury 10-Year Note Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $127.50	100	1,562
U.S. Treasury 10-Year Note Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $128.00	150	7,031
U.S. Treasury 10-Year Note Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $128.50	100	10,706
U.S. Treasury 10-Year Note Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $129.00	100	21,643
U.S. Treasury 10-Year Note Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $127.00	100	3,125
U.S. Treasury 10-Year Note Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $127.50	150	9,375
U.S. Treasury 10-Year Note Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $128.00	170	18,594
U.S. Treasury 10-Year Note Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $128.50	200	33,911
U.S. Treasury 10-Year Note Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $125.50	50	781
U.S. Treasury 10-Year Note Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $126.00	50	781

U.S. Treasury 10-Year Note Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $126.50	100	3,125
U.S. Treasury 10-Year Note Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $127.00	300	14,063
U.S. Treasury 10-Year Note Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $127.50	405	37,969
U.S. Treasury 10-Year Note Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $128.00	250	39,063
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $155.00	1	16
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $156.00	50	1,562
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $157.00	200	15,625
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $159.00	50	10,822
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/05/2016, Strike Price $160.00	125	57,523
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $155.00	50	3,906
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $156.00	290	36,250
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $157.00	344	80,625
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $159.00	100	45,862
U.S. Treasury Long Bond Future, February 2016 Settlement, Expires 02/12/2016, Strike Price $160.00	100	73,987
U.S. Treasury Long Bond Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $155.00	50	7,031
U.S. Treasury Long Bond Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $156.00	340	74,375
U.S. Treasury Long Bond Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $157.00	600	206,250
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $430.00	70	438
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $435.00	175	1,094
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $440.00	210	2,625
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $445.00	200	3,750
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $450.00	395	12,344
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $455.00	429	24,131
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $460.00	673	63,094
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $465.00	630	98,438
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $470.00	555	131,813
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $475.00	160	55,000
Wheat Future, March 2016 Settlement, Expires 02/19/2016, Strike Price $480.00	100	46,875

TOTAL PUT OPTIONS		44,585,388

(Premiums Received $55,071,595)
TOTAL WRITTEN OPTIONS		$ 93,902,395

(Premiums Received $108,387,771)

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Brent Crude, July 2016 Settlement	284	$10,905,600	$(1,293,471)
British Pound, March 2016 Settlement	2,531	225,290,637	(575,504)
Cocoa, March 2016 Settlement	215	5,936,150	232,890
Coffee ‘C’, July 2016 Settlement	232	10,461,750	(102,779)
Coffee ‘C’, March 2016 Settlement	100	4,363,125	(51,904)
Corn No. 2, July 2016 Settlement	598	11,406,850	(415,653)
Cotton No. 2, March 2016 Settlement	837	25,582,905	233,893
DAX Index, March 2016 Settlement	56	14,796,070	(148,232)
Euro Fx, March 2016 Settlement	427	57,850,494	35,981
Euro Stoxx 50, March 2016 Settlement	910	29,849,964	(385,749)
FTSE 100 Index, March 2016 Settlement	110	9,415,360	(455,547)
Globex Natural Gas, March 2016 Settlement	170	6,365,460	(268,821)
Japanese Yen, March 2016 Settlement	2,441	252,140,044	1,389,486
KC HRW Wheat, July 2016 Settlement	405	9,968,062	74,536
Lean Hogs, July 2016 Settlement	293	9,396,510	(246,475)
Low Sulphur Gas Oil, July 2016 Settlement	315	10,654,875	(658,050)
Nasdaq 100 E-mini, March 2016 Settlement	441	37,599,660	(1,297,935)
Natural Gas, July 2016 Settlement	351	8,603,010	(68,552)
Nikkei 225 Index, March 2016 Settlement	535	77,953,166	(3,499,186)
NY Harbor ULSD, July 2016 Settlement	217	10,555,835	(768,899)
Russell 2000 Mini Index, March 2016 Settlement	245	25,269,300	(900,072)
S&P 500 E-mini, March 2016 Settlement	725	69,966,125	(1,514,566)
Silver, March 2016 Settlement	4	284,860	(24)
Soybean, March 2016 Settlement	121	5,337,612	(83,761)
Sugar No. 11, July 2016 Settlement	1,548	7,804,944	(460,176)
Wheat, July 2016 Settlement	404	9,908,100	(30,516)
WTI Crude, July 2016 Settlement	272	10,605,280	(1,004,008)

TOTAL FUTURES CONTRACTS SOLD		$958,271,748	$(12,263,094)

FUTURES CONTRACTS PURCHASED
Australian Dollar, March 2016 Settlement	777	$54,801,810	$(160,741)
Canadian Dollar, March 2016 Settlement	1,415	100,988,550	355,443
CBOE Volatility Index, February 2016 Settlement	50	1,081,250	(204,985)
Copper, July 2016 Settlement	162	8,407,800	370,708
Corn No. 2, March 2016 Settlement	1,263	23,491,800	123,093
Cotton No. 2, July 2016 Settlement	247	7,648,355	(122,733)
Euro-Bund, March 2016 Settlement	620	109,712,819	279,885
Gasoline, July 2016 Settlement	138	7,846,045	244,593
Globex Natural Gas, April 2016 Settlement	277	3,964,400	(241,818)
Gold 100 Oz., April 2016 Settlement	948	105,834,720	(976,755)
Gold 100 Oz., June 2016 Settlement	68	7,594,240	353,980
Lean Hogs, February 2016 Settlement	1,844	48,534,080	2,136,285
Live Cattle, February 2016 Settlement	225	12,177,000	(96,283)
Live Cattle, June 2016 Settlement	208	10,268,960	177,274
Natural Gas, March 2016 Settlement	560	12,868,800	(293,718)
Silver, July 2016 Settlement	120	8,574,600	264,845
Soybean Meal, July 2016 Settlement	253	6,997,980	(103,853)
Soybean Oil, July 2016 Settlement	448	8,421,504	353,319
Soybean, July 2016 Settlement	183	8,143,500	22,242
Sugar No. 11, March 2016 Settlement	534	22,781,606	954,805
U.S. Treasury 10-Year Note, March 2016 Settlement	1,053	136,445,766	348,028
U.S. Treasury Long Bond, March 2016 Settlement	696	112,077,750	(186,498)
Wheat, March 2016 Settlement	400	9,585,000	(168,570)
WTI Crude, March 2016 Settlement	1,591	53,489,420	(188,491)

TOTAL FUTURES CONTRACTS PURCHASED		$881,737,755	$3,240,055

TOTAL FUTURES CONTRACTS DEPRECIATION			$(9,023,039)

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments

Open Forward Currency Contracts

COUNTERPARTY OF CONTRACT	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	02/19/2016	Euro	18,000,000	Polish Zloty	80,383,920	$(186,149)
Goldman Sachs	03/01/2016	U.S. Dollars	6,000,000	Brazilian Real	24,470,400	(68,315)
Morgan Stanley	03/01/2016	U.S. Dollars	22,500,000	Brazilian Real	92,823,750	(518,983)
Goldman Sachs	02/16/2016	U.S. Dollars	12,000,000	Colombian Peso	39,756,600,000	(99,900)
Morgan Stanley	03/02/2016	U.S. Dollars	45,000,000	Mexican Peso	824,962,500	(414,369)
Morgan Stanley	03/01/2016	U.S. Dollars	15,000,000	Mexican Peso	275,790,000	(183,346)
Morgan Stanley	03/03/2016	U.S. Dollars	15,000,000	Mexican Peso	274,905,000	(121,661)
Goldman Sachs	03/02/2016	U.S. Dollars	13,000,000	Taiwan New Dollar	435,760,000	(72,225)

TOTAL OPEN FORWARD CURRENT CONTRACTS						$(1,664,948)

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

Credit Default Swaps

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	(PAY)/RECEIVE FIXED RATES	TERMINATION DATE	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE PAYMENT (RECEIPT)	UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
CREDIT DEFAULT SWAP BUY CONTRACTS

Goldman Sachs	CDX.NA.HY.24	Buy	(5.00%)	Jun 20 2020	$14,850,000	$(14,850,000)	$(635,889)	$174,520
Goldman Sachs	CDX.NA.HY.24	Buy	(5.00%)	Jun 20 2020	25,987,500	(25,987,500)	(1,379,916)	572,520
Morgan Stanley	CDX.NA.HY.25	Buy	(5.00%)	Dec 20 2020	11,080,000	(11,080,000)	(5,183)	(42,605)
Morgan Stanley	CDX.NA.HY.25	Buy	(5.00%)	Dec 20 2020	5,000,000	(5,000,000)	—	(21,564)
Goldman Sachs	CDX.NA.HY.25	Buy	(5.00%)	Dec 20 2020	33,720,000	(33,720,000)	670,267	(815,701)
Morgan Stanley	CDX.NA.IG.25	Buy	(1.00%)	Dec 20 2020	135,000,000	(135,000,000)	(1,064,072)	977,087

TOTAL CREDIT DEFAULT SWAP BUY CONTRACTS								844,257

CREDIT DEFAULT SWAP SELL CONTRACTS

Morgan Stanley	CDX.NA.HY.24	Sell	5.00%	Jun 20 2020	9,900,000	9,900,000	474,925	(167,346)
Goldman Sachs	CDX.NA.HY.24	Sell	5.00%	Jun 20 2020	9,900,000	9,900,000	438,898	(131,319)
Morgan Stanley	CDX.NA.HY.24	Sell	5.00%	Jun 20 2020	5,197,500	5,197,500	256,345	(94,866)
Goldman Sachs	CDX.NA.HY.24	Sell	5.00%	Jun 20 2020	9,900,000	9,900,000	452,581	(145,002)
Goldman Sachs	CDX.NA.HY.24	Sell	5.00%	Jun 20 2020	5,940,000	5,940,000	275,152	(90,605)
Goldman Sachs	CDX.NA.HY.25	Sell	5.00%	Dec 20 2020	7,500,000	7,500,000	144,363	(112,016)
Goldman Sachs	CDX.NA.HY.25	Sell	5.00%	Dec 20 2020	5,000,000	5,000,000	129,354	(107,789)
Morgan Stanley	CDX.NA.HY.25	Sell	5.00%	Dec 20 2020	37,300,000	37,300,000	(741,428)	902,303
Morgan Stanley	CDX.NA.IG.25	Sell	1.00%	Dec 20 2020	15,000,000	15,000,000	(32,799)	42,464
Goldman Sachs	CDX.NA.IG.25	Sell	1.00%	Dec 20 2020	85,000,000	85,000,000	(390,987)	445,754
Goldman Sachs	CDX.NA.IG.25	Sell	1.00%	Dec 20 2020	23,000,000	23,000,000	250,393	(235,574)
Goldman Sachs	CDX.NA.IG.25	Sell	1.00%	Dec 20 2020	12,000,000	12,000,000	102,236	(94,504)

TOTAL CREDIT DEFAULT SWAP SELL CONTRACTS								211,500

TOTAL CREDIT DEFAULT SWAP CONTRACTS								$1,055,757

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows:

Stone Ridge All Asset Variance Risk Premium Fund
Cost of investments	$572,832,437

Gross unrealized appreciation	$1,166,017
Gross unrealized depreciation	(4,648,219)

Net unrealized depreciation	$(3,482,202)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge All Asset Variance Risk Premium Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Fund’s shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the last price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Long-term debt securities issued with a maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset-backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Short-term debt securities issued with a maturity of less than 60 days, including U.S. Treasury securities, are valued at amortized cost, which approximates fair value.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Fund’s investments will be valued as determined in good faith pursuant to the Valuation Procedures (“fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Domestic exchange-traded options are generally valued at the mean of their highest bid and lowest ask, taken across all exchanges where the options are traded. Over-the-counter (“OTC”) options including foreign exchange options and options on swap contracts are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option). Foreign options and options on futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

OTC derivatives including forward contracts and swap contracts are valued on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

Trading in securities on non-North American securities exchanges normally is completed before the calculation of the Fund’s NAV. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Fund may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Fund’s NAV. Events affecting the value of such securities held by the Fund that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Fund’s calculation of the NAV. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Board of Trustees.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund will monitor the index futures market associated with that foreign country. If the index futures, which are continuously traded, fluctuate by more than a predetermined range between the time of the closing of the equity or options exchange and the closing of the NYSE, the Fund may use fair valuation in accordance with the procedures approved by the Board of Trustees.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between Levels during the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of January 31, 2016:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Stone Ridge All Asset Variance Risk Premium Fund
Assets
Common Stocks (1)	$7,757,635	$—	$—	$7,757,635
Options	755,256	13,201,680	—	13,956,936
Money Market Funds	95,775,298	—	—	95,775,298
U.S. Treasury Bills	—	451,860,366	—	451,860,366

Total Assets	$104,288,189	$465,062,046	$—	$569,350,235

Liabilities
Written Options	$(71,205,517)	$(22,696,878)	$—	$(93,902,395)

Total Liabilities	$(71,205,517)	$(22,696,878)	$—	$(93,902,395)

Other Financial Instruments*
Unrealized depreciation on forward currency contracts	$—	$(1,664,948)	$—	$(1,664,948)
Unrealized appreciation on futures	7,951,286	—	—	7,951,286
Unrealized depreciation on futures	(16,974,325)	—	—	(16,974,325)
Unrealized appreciation on swaps	—	3,114,648	—	3,114,648
Unrealized depreciation on swaps	—	(2,058,891)	—	(2,058,891)

Total	$(9,023,039)	$(609,191)	$—	$(9,632,230)

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Schedule of Investments.

Derivative Transactions – The Fund engaged in derivatives and hedging activities during the period ended January 31, 2016. The use of derivatives included options, swap agreements, forward currency contracts and futures contracts. Further information regarding derivative activity for the Fund can be found in the Consolidated Schedule of Investments.

Futures Contracts — The Fund held futures contracts during the period ended January 31, 2016. The Fund uses futures contracts to maintain appropriate equity market exposure, hedge interest rate exposure and to gain exposure to various commodities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended January 31, 2016 was $413,309,801 for long contracts and $986,541,290 for short contracts.

Options — The Fund may purchase and write call or put options on securities, indices, futures contracts, including commodity futures contracts, and enter into related closing transactions. The Fund wrote call or put options during the period ended January 31, 2016. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that the index options require cash settlement payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended January 31, 2016 was $69,251,748.

Transactions in options written during the period ended January 31, 2016 were as follows:

	All Asset Variance Risk Premium Fund
Call Options	Contracts	Premiums
Outstanding, Beginning of period	1,643,598,371	$33,208,954
Options written	2,955,452,086	137,732,041
Options terminated in closing transactions	(258,501,376)	(1,980,256)
Options exercised	(715,063,642)	(26,423,071)
Options expired	(3,170,355,669)	(89,221,492)

Outstanding, end of period	455,129,770	$53,316,176

	All Asset Variance Risk Premium Fund
Put Options	Contracts	Premiums
Outstanding, Beginning of period	58,114	$36,805,836
Options written	328,037	201,187,362
Options terminated in closing transactions	(14,522)	(11,808,289)
Options exercised	(104,128)	(68,233,629)
Options expired	(181,436)	(102,879,685)

Outstanding, end of period	86,065	$55,071,595

Forward Currency Contracts - The Fund may enter into forward currency contracts. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts.

The average notional amount of forward currency contracts during the period ended January 31, 2016 was $89,775,000 for long contracts and $226,949,114 for short contracts.

Variance Swaps – The Fund may invest in variance swaps in order to earn income or to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of returns of reference entity or index. The payer agrees to exchange the fixed rate, or the variance strike price of the reference entity, to the receiver for the variable rate, or realized variance of returns of the reference entity. At the time the trade is originated, the agreed upon variance strike price is set so that the present value of the swap is zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance of returns of the swap and the variance strike multiplied by the variance notional amount. As a receiver of the variable rate, the Fund would receive a payment if the final realized variance of returns is less than the variance strike and would make a payment if the final realized variance of returns is greater than the variance strike price. As a payer of the variable rate, the Fund would receive a payment if the final realized variance of returns is greater than the variance strike and would make a payment if the final realized variance of returns is less than the variance strike. The average notional amount of variance swaps was $0.

Credit Default Swaps – The Fund may enter into credit default swaps in order to earn income or for hedging and risk management purposes. In a credit default swap, the contract buyer purchases protection and makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for the purchaser of protection) or loss (for the seller of protection) in the Statement of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss. The average notional amount of credit default swaps was $294,597,500 for contracts in which the Fund purchased protection and $123,468,750 for contracts in which the Fund sold protection.

Balance Sheet — Values of Derivatives at January 31, 2016

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE
Equity Contracts - Options	Investments, at fair value	$13,956,936	Written Options, at fair value	$26,082,324

Foreign Exchange Contracts - Options	—	—	Written Options, at fair value	20,198,954

Commodity Contracts - Options	—	—	Written Options, at fair value	40,468,318

Interest Rate Contracts - Options	—	—	Written Options, at fair value	7,152,799

Equity Contracts - Futures	Net assets - Unrealized appreciation*	—	Net assets - Unrealized depreciation*	8,406,272

Foreign Exchange Contracts - Futures	Net assets - Unrealized appreciation*	1,780,910	Net assets - Unrealized depreciation*	736,245

Commodity Contracts - Futures	Net assets - Unrealized appreciation*	5,542,463	Net assets - Unrealized depreciation*	7,645,310

Interest Rate Contracts - Futures	Net assets - Unrealized appreciation*	627,913	Net assets - Unrealized depreciation*	186,498

Foreign Exchange Contracts - Forwards	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	1,664,948

Credit Default Swaps	Unrealized appreciation on open swap contracts	3,114,648	Unrealized depreciation on open swap contracts	2,058,891

Total		$25,022,870		$114,600,559

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

Item 2.	Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust III

By (Signature and Title)	/s/ Ross Stevens

Ross Stevens, President

Date	March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens

Ross Stevens, President

Date	March 29, 2016

By (Signature and Title)*	/s/ Patrick Kelly

Patrick Kelly, Treasurer

Date	March 29, 2016

*	Print the name and title of each signing officer under his or her signature.